Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JOHN HANCOCK VARIABLE INSURANCE TRUST
Entity Central Index Key	0000756913
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000117965 [Member]
Shareholder Report [Line Items]
Fund Name	Total Bond Market Trust
Class Name	Series I
Trading Symbol	JTBMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Total Bond Market Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Bond Market Trust (Series I/JTBMX)	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 1,047,589,061
Holdings Count | Holding	1,108
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,047,589,061
Total number of portfolio holdings	1,108
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	45.9%
U.S. Government Agency	25.2%
Corporate bonds	24.7%
Collateralized mortgage obligations – Commercial and residential	1.4%
Foreign government obligations	0.8%
Asset-backed securities	0.5%
Municipal bonds	0.3%
Short-term investments and other	1.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000117966 [Member]
Shareholder Report [Line Items]
Fund Name	Total Bond Market Trust
Class Name	Series II
Trading Symbol	JAGVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Total Bond Market Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Bond Market Trust (Series II/JAGVX)	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 1,047,589,061
Holdings Count | Holding	1,108
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,047,589,061
Total number of portfolio holdings	1,108
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	45.9%
U.S. Government Agency	25.2%
Corporate bonds	24.7%
Collateralized mortgage obligations – Commercial and residential	1.4%
Foreign government obligations	0.8%
Asset-backed securities	0.5%
Municipal bonds	0.3%
Short-term investments and other	1.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022342 [Member]
Shareholder Report [Line Items]
Fund Name	Total Bond Market Trust
Class Name	Series NAV
Trading Symbol	JAGUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Total Bond Market Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Bond Market Trust (Series NAV/JAGUX)	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 1,047,589,061
Holdings Count | Holding	1,108
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,047,589,061
Total number of portfolio holdings	1,108
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	45.9%
U.S. Government Agency	25.2%
Corporate bonds	24.7%
Collateralized mortgage obligations – Commercial and residential	1.4%
Foreign government obligations	0.8%
Asset-backed securities	0.5%
Municipal bonds	0.3%
Short-term investments and other	1.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022347 [Member]
Shareholder Report [Line Items]
Fund Name	American Growth Trust
Class Name	Series I
Trading Symbol	JAHJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the American Growth Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth Trust (Series I/JAHJX)	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 1,064,134,445
Holdings Count | Holding	1
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,064,134,445
Total number of portfolio holdings	1
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	27.4%
Communication services	20.0%
Consumer discretionary	13.8%
Health care	11.1%
Industrials	10.5%
Financials	8.0%
Consumer staples	2.0%
Energy	2.0%
Materials	1.4%
Utilities	0.7%
Real estate	0.6%
Short-term investments and other	2.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022348 [Member]
Shareholder Report [Line Items]
Fund Name	American Growth Trust
Class Name	Series II
Trading Symbol	JAHKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the American Growth Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth Trust (Series II/JAHKX)	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 1,064,134,445
Holdings Count | Holding	1
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,064,134,445
Total number of portfolio holdings	1
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	27.4%
Communication services	20.0%
Consumer discretionary	13.8%
Health care	11.1%
Industrials	10.5%
Financials	8.0%
Consumer staples	2.0%
Energy	2.0%
Materials	1.4%
Utilities	0.7%
Real estate	0.6%
Short-term investments and other	2.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022349 [Member]
Shareholder Report [Line Items]
Fund Name	American Growth Trust
Class Name	Series III
Trading Symbol	JAHGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the American Growth Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth Trust (Series III/JAHGX)	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
Net Assets	$ 1,064,134,445
Holdings Count | Holding	1
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,064,134,445
Total number of portfolio holdings	1
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	27.4%
Communication services	20.0%
Consumer discretionary	13.8%
Health care	11.1%
Industrials	10.5%
Financials	8.0%
Consumer staples	2.0%
Energy	2.0%
Materials	1.4%
Utilities	0.7%
Real estate	0.6%
Short-term investments and other	2.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022351 [Member]
Shareholder Report [Line Items]
Fund Name	American International Trust
Class Name	Series I
Trading Symbol	JAHLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the American International Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American International Trust (Series I/JAHLX)	$33	0.63%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
Net Assets	$ 369,841,203
Holdings Count | Holding	1
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$369,841,203
Total number of portfolio holdings	1
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – International Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Industrials	18.2%
Financials	16.9%
Information technology	13.3%
Communication services	9.1%
Consumer discretionary	9.0%
Health care	8.6%
Materials	7.9%
Consumer staples	6.0%
Energy	5.5%
Utilities	1.6%
Short-term investments and other	3.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022352 [Member]
Shareholder Report [Line Items]
Fund Name	American International Trust
Class Name	Series II
Trading Symbol	JAHMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the American International Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American International Trust (Series II/JAHMX)	$38	0.73%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
Net Assets	$ 369,841,203
Holdings Count | Holding	1
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$369,841,203
Total number of portfolio holdings	1
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – International Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Industrials	18.2%
Financials	16.9%
Information technology	13.3%
Communication services	9.1%
Consumer discretionary	9.0%
Health care	8.6%
Materials	7.9%
Consumer staples	6.0%
Energy	5.5%
Utilities	1.6%
Short-term investments and other	3.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022353 [Member]
Shareholder Report [Line Items]
Fund Name	American International Trust
Class Name	Series III
Trading Symbol	JAHPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the American International Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American International Trust (Series III/JAHPX)	$15	0.28%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
Net Assets	$ 369,841,203
Holdings Count | Holding	1
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$369,841,203
Total number of portfolio holdings	1
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – International Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Industrials	18.2%
Financials	16.9%
Information technology	13.3%
Communication services	9.1%
Consumer discretionary	9.0%
Health care	8.6%
Materials	7.9%
Consumer staples	6.0%
Energy	5.5%
Utilities	1.6%
Short-term investments and other	3.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022355 [Member]
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Trust
Class Name	Series I
Trading Symbol	JADZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Blue Chip Growth Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Trust (Series I/JADZX)	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Net Assets	$ 2,110,637,651
Holdings Count | Holding	67
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,110,637,651
Total number of portfolio holdings	67
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.1%
Microsoft Corp.	13.8%
Apple, Inc.	7.7%
Amazon.com, Inc.	7.1%
Meta Platforms, Inc., Class A	6.7%
Alphabet, Inc., Class C	3.6%
Visa, Inc., Class A	3.1%
Broadcom, Inc.	3.1%
Carvana Company	3.1%
Netflix, Inc.	2.9%

Sector Composition
Information technology	46.9%
Consumer discretionary	15.9%
Communication services	15.7%
Financials	8.7%
Health care	6.7%
Industrials	3.1%
Utilities	0.9%
Consumer staples	0.8%
Materials	0.7%
Energy	0.2%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	14.1%
Microsoft Corp.	13.8%
Apple, Inc.	7.7%
Amazon.com, Inc.	7.1%
Meta Platforms, Inc., Class A	6.7%
Alphabet, Inc., Class C	3.6%
Visa, Inc., Class A	3.1%
Broadcom, Inc.	3.1%
Carvana Company	3.1%
Netflix, Inc.	2.9%

C000022356 [Member]
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Trust
Class Name	Series II
Trading Symbol	JADYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Blue Chip Growth Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Trust (Series II/JADYX)	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
Net Assets	$ 2,110,637,651
Holdings Count | Holding	67
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,110,637,651
Total number of portfolio holdings	67
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.1%
Microsoft Corp.	13.8%
Apple, Inc.	7.7%
Amazon.com, Inc.	7.1%
Meta Platforms, Inc., Class A	6.7%
Alphabet, Inc., Class C	3.6%
Visa, Inc., Class A	3.1%
Broadcom, Inc.	3.1%
Carvana Company	3.1%
Netflix, Inc.	2.9%

Sector Composition
Information technology	46.9%
Consumer discretionary	15.9%
Communication services	15.7%
Financials	8.7%
Health care	6.7%
Industrials	3.1%
Utilities	0.9%
Consumer staples	0.8%
Materials	0.7%
Energy	0.2%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	14.1%
Microsoft Corp.	13.8%
Apple, Inc.	7.7%
Amazon.com, Inc.	7.1%
Meta Platforms, Inc., Class A	6.7%
Alphabet, Inc., Class C	3.6%
Visa, Inc., Class A	3.1%
Broadcom, Inc.	3.1%
Carvana Company	3.1%
Netflix, Inc.	2.9%

C000022354 [Member]
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Trust
Class Name	Series NAV
Trading Symbol	JAEDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Blue Chip Growth Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Trust (Series NAV/JAEDX)	$38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
Net Assets	$ 2,110,637,651
Holdings Count | Holding	67
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,110,637,651
Total number of portfolio holdings	67
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.1%
Microsoft Corp.	13.8%
Apple, Inc.	7.7%
Amazon.com, Inc.	7.1%
Meta Platforms, Inc., Class A	6.7%
Alphabet, Inc., Class C	3.6%
Visa, Inc., Class A	3.1%
Broadcom, Inc.	3.1%
Carvana Company	3.1%
Netflix, Inc.	2.9%

Sector Composition
Information technology	46.9%
Consumer discretionary	15.9%
Communication services	15.7%
Financials	8.7%
Health care	6.7%
Industrials	3.1%
Utilities	0.9%
Consumer staples	0.8%
Materials	0.7%
Energy	0.2%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	14.1%
Microsoft Corp.	13.8%
Apple, Inc.	7.7%
Amazon.com, Inc.	7.1%
Meta Platforms, Inc., Class A	6.7%
Alphabet, Inc., Class C	3.6%
Visa, Inc., Class A	3.1%
Broadcom, Inc.	3.1%
Carvana Company	3.1%
Netflix, Inc.	2.9%

C000117967 [Member]
Shareholder Report [Line Items]
Fund Name	500 Index Trust
Class Name	Series I
Trading Symbol	JFIVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the 500 Index Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
500 Index Trust (Series I/JFIVX)	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 11,300,831,243
Holdings Count | Holding	506
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$11,300,831,243
Total number of portfolio holdings	506
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	7.1%
Microsoft Corp.	6.8%
Apple, Inc.	5.7%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.6%
Alphabet, Inc., Class C	1.5%

Sector Composition
Information technology	32.1%
Financials	13.6%
Consumer discretionary	10.1%
Communication services	9.5%
Health care	9.0%
Industrials	8.3%
Consumer staples	5.4%
Energy	2.9%
Utilities	2.3%
Real estate	2.0%
Materials	1.8%
Short-term investments and other	3.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	7.1%
Microsoft Corp.	6.8%
Apple, Inc.	5.7%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.6%
Alphabet, Inc., Class C	1.5%

C000117968 [Member]
Shareholder Report [Line Items]
Fund Name	500 Index Trust
Class Name	Series II
Trading Symbol	JAGKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the 500 Index Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
500 Index Trust (Series II/JAGKX)	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 11,300,831,243
Holdings Count | Holding	506
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$11,300,831,243
Total number of portfolio holdings	506
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	7.1%
Microsoft Corp.	6.8%
Apple, Inc.	5.7%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.6%
Alphabet, Inc., Class C	1.5%

Sector Composition
Information technology	32.1%
Financials	13.6%
Consumer discretionary	10.1%
Communication services	9.5%
Health care	9.0%
Industrials	8.3%
Consumer staples	5.4%
Energy	2.9%
Utilities	2.3%
Real estate	2.0%
Materials	1.8%
Short-term investments and other	3.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	7.1%
Microsoft Corp.	6.8%
Apple, Inc.	5.7%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.6%
Alphabet, Inc., Class C	1.5%

C000022362 [Member]
Shareholder Report [Line Items]
Fund Name	500 Index Trust
Class Name	Series NAV
Trading Symbol	JAGMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the 500 Index Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
500 Index Trust (Series NAV/JAGMX)	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 11,300,831,243
Holdings Count | Holding	506
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$11,300,831,243
Total number of portfolio holdings	506
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	7.1%
Microsoft Corp.	6.8%
Apple, Inc.	5.7%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.6%
Alphabet, Inc., Class C	1.5%

Sector Composition
Information technology	32.1%
Financials	13.6%
Consumer discretionary	10.1%
Communication services	9.5%
Health care	9.0%
Industrials	8.3%
Consumer staples	5.4%
Energy	2.9%
Utilities	2.3%
Real estate	2.0%
Materials	1.8%
Short-term investments and other	3.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	7.1%
Microsoft Corp.	6.8%
Apple, Inc.	5.7%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.6%
Alphabet, Inc., Class C	1.5%

C000022367 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Growth Trust
Class Name	Series I
Trading Symbol	JAFHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the U.S. Growth Trust, formerly Capital Appreciation Trust, (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Trust (Series I/JAFHX)	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Net Assets	$ 708,013,283
Holdings Count | Holding	43
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$708,013,283
Total number of portfolio holdings	43
Portfolio turnover rate	64%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	11.9%
Microsoft Corp.	6.8%
Amazon.com, Inc.	6.6%
Broadcom, Inc.	5.1%
Meta Platforms, Inc., Class A	5.0%
Apple, Inc.	4.8%
Alphabet, Inc., Class A	4.6%
Mastercard, Inc., Class A	3.9%
Eli Lilly & Company	3.4%
Netflix, Inc.	3.3%

Sector Composition
Information technology	38.0%
Communication services	15.4%
Consumer discretionary	13.6%
Financials	12.3%
Health care	6.5%
Industrials	5.3%
Consumer staples	3.7%
Real estate	2.7%
Energy	1.9%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	11.9%
Microsoft Corp.	6.8%
Amazon.com, Inc.	6.6%
Broadcom, Inc.	5.1%
Meta Platforms, Inc., Class A	5.0%
Apple, Inc.	4.8%
Alphabet, Inc., Class A	4.6%
Mastercard, Inc., Class A	3.9%
Eli Lilly & Company	3.4%
Netflix, Inc.	3.3%

C000022368 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Growth Trust
Class Name	Series II
Trading Symbol	JAFJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the U.S. Growth Trust, formerly Capital Appreciation Trust, (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Trust (Series II/JAFJX)	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
Net Assets	$ 708,013,283
Holdings Count | Holding	43
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$708,013,283
Total number of portfolio holdings	43
Portfolio turnover rate	64%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	11.9%
Microsoft Corp.	6.8%
Amazon.com, Inc.	6.6%
Broadcom, Inc.	5.1%
Meta Platforms, Inc., Class A	5.0%
Apple, Inc.	4.8%
Alphabet, Inc., Class A	4.6%
Mastercard, Inc., Class A	3.9%
Eli Lilly & Company	3.4%
Netflix, Inc.	3.3%

Sector Composition
Information technology	38.0%
Communication services	15.4%
Consumer discretionary	13.6%
Financials	12.3%
Health care	6.5%
Industrials	5.3%
Consumer staples	3.7%
Real estate	2.7%
Energy	1.9%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	11.9%
Microsoft Corp.	6.8%
Amazon.com, Inc.	6.6%
Broadcom, Inc.	5.1%
Meta Platforms, Inc., Class A	5.0%
Apple, Inc.	4.8%
Alphabet, Inc., Class A	4.6%
Mastercard, Inc., Class A	3.9%
Eli Lilly & Company	3.4%
Netflix, Inc.	3.3%

C000022366 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Growth Trust
Class Name	Series NAV
Trading Symbol	JAFGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the U.S. Growth Trust, formerly Capital Appreciation Trust, (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Trust (Series NAV/JAFGX)	$38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
Net Assets	$ 708,013,283
Holdings Count | Holding	43
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$708,013,283
Total number of portfolio holdings	43
Portfolio turnover rate	64%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	11.9%
Microsoft Corp.	6.8%
Amazon.com, Inc.	6.6%
Broadcom, Inc.	5.1%
Meta Platforms, Inc., Class A	5.0%
Apple, Inc.	4.8%
Alphabet, Inc., Class A	4.6%
Mastercard, Inc., Class A	3.9%
Eli Lilly & Company	3.4%
Netflix, Inc.	3.3%

Sector Composition
Information technology	38.0%
Communication services	15.4%
Consumer discretionary	13.6%
Financials	12.3%
Health care	6.5%
Industrials	5.3%
Consumer staples	3.7%
Real estate	2.7%
Energy	1.9%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	11.9%
Microsoft Corp.	6.8%
Amazon.com, Inc.	6.6%
Broadcom, Inc.	5.1%
Meta Platforms, Inc., Class A	5.0%
Apple, Inc.	4.8%
Alphabet, Inc., Class A	4.6%
Mastercard, Inc., Class A	3.9%
Eli Lilly & Company	3.4%
Netflix, Inc.	3.3%

C000022375 [Member]
Shareholder Report [Line Items]
Fund Name	Core Bond Trust
Class Name	Series I
Trading Symbol	JADKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Core Bond Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Trust (Series I/JADKX)	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Net Assets	$ 776,661,722
Holdings Count | Holding	1,042
Investment Company Portfolio Turnover	124.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$776,661,722
Total number of portfolio holdings	1,042
Portfolio turnover rate	124%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	31.4%
Corporate bonds	25.5%
U.S. Government	15.1%
Collateralized mortgage obligations – U.S. Government Agency	14.3%
Asset-backed securities	9.7%
Collateralized mortgage obligations – Commercial and residential	1.7%
Foreign government obligations	1.1%
Municipal bonds	0.1%
Short-term investments and other	1.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022376 [Member]
Shareholder Report [Line Items]
Fund Name	Core Bond Trust
Class Name	Series II
Trading Symbol	JAAEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Core Bond Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Trust (Series II/JAAEX)	$44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Net Assets	$ 776,661,722
Holdings Count | Holding	1,042
Investment Company Portfolio Turnover	124.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$776,661,722
Total number of portfolio holdings	1,042
Portfolio turnover rate	124%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	31.4%
Corporate bonds	25.5%
U.S. Government	15.1%
Collateralized mortgage obligations – U.S. Government Agency	14.3%
Asset-backed securities	9.7%
Collateralized mortgage obligations – Commercial and residential	1.7%
Foreign government obligations	1.1%
Municipal bonds	0.1%
Short-term investments and other	1.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022374 [Member]
Shareholder Report [Line Items]
Fund Name	Core Bond Trust
Class Name	Series NAV
Trading Symbol	JVCNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Core Bond Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Trust (Series NAV/JVCNX)	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 776,661,722
Holdings Count | Holding	1,042
Investment Company Portfolio Turnover	124.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$776,661,722
Total number of portfolio holdings	1,042
Portfolio turnover rate	124%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	31.4%
Corporate bonds	25.5%
U.S. Government	15.1%
Collateralized mortgage obligations – U.S. Government Agency	14.3%
Asset-backed securities	9.7%
Collateralized mortgage obligations – Commercial and residential	1.7%
Foreign government obligations	1.1%
Municipal bonds	0.1%
Short-term investments and other	1.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022399 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Trust
Class Name	Series I
Trading Symbol	JAEGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Equity Income Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Trust (Series I/JAEGX)	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Net Assets	$ 824,633,996
Holdings Count | Holding	123
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$824,633,996
Total number of portfolio holdings	123
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
MetLife, Inc.	2.1%
The Southern Company	2.1%
Qualcomm, Inc.	2.0%
The Charles Schwab Corp.	1.9%
JPMorgan Chase & Co.	1.9%
Wells Fargo & Company	1.8%
Elevance Health, Inc.	1.8%
L3Harris Technologies, Inc.	1.7%
Citigroup, Inc.	1.7%
Kimberly-Clark Corp.	1.7%

Sector Composition
Financials	22.8%
Industrials	13.5%
Health care	12.7%
Information technology	9.0%
Consumer staples	8.8%
Energy	8.7%
Utilities	6.0%
Communication services	5.9%
Consumer discretionary	4.4%
Real estate	3.6%
Materials	3.0%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
MetLife, Inc.	2.1%
The Southern Company	2.1%
Qualcomm, Inc.	2.0%
The Charles Schwab Corp.	1.9%
JPMorgan Chase & Co.	1.9%
Wells Fargo & Company	1.8%
Elevance Health, Inc.	1.8%
L3Harris Technologies, Inc.	1.7%
Citigroup, Inc.	1.7%
Kimberly-Clark Corp.	1.7%

C000022400 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Trust
Class Name	Series II
Trading Symbol	JAEFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Equity Income Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Trust (Series II/JAEFX)	$49	0.96%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%
Net Assets	$ 824,633,996
Holdings Count | Holding	123
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$824,633,996
Total number of portfolio holdings	123
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
MetLife, Inc.	2.1%
The Southern Company	2.1%
Qualcomm, Inc.	2.0%
The Charles Schwab Corp.	1.9%
JPMorgan Chase & Co.	1.9%
Wells Fargo & Company	1.8%
Elevance Health, Inc.	1.8%
L3Harris Technologies, Inc.	1.7%
Citigroup, Inc.	1.7%
Kimberly-Clark Corp.	1.7%

Sector Composition
Financials	22.8%
Industrials	13.5%
Health care	12.7%
Information technology	9.0%
Consumer staples	8.8%
Energy	8.7%
Utilities	6.0%
Communication services	5.9%
Consumer discretionary	4.4%
Real estate	3.6%
Materials	3.0%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
MetLife, Inc.	2.1%
The Southern Company	2.1%
Qualcomm, Inc.	2.0%
The Charles Schwab Corp.	1.9%
JPMorgan Chase & Co.	1.9%
Wells Fargo & Company	1.8%
Elevance Health, Inc.	1.8%
L3Harris Technologies, Inc.	1.7%
Citigroup, Inc.	1.7%
Kimberly-Clark Corp.	1.7%

C000022398 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Trust
Class Name	Series NAV
Trading Symbol	JAEEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Equity Income Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Trust (Series NAV/JAEEX)	$36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Net Assets	$ 824,633,996
Holdings Count | Holding	123
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$824,633,996
Total number of portfolio holdings	123
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
MetLife, Inc.	2.1%
The Southern Company	2.1%
Qualcomm, Inc.	2.0%
The Charles Schwab Corp.	1.9%
JPMorgan Chase & Co.	1.9%
Wells Fargo & Company	1.8%
Elevance Health, Inc.	1.8%
L3Harris Technologies, Inc.	1.7%
Citigroup, Inc.	1.7%
Kimberly-Clark Corp.	1.7%

Sector Composition
Financials	22.8%
Industrials	13.5%
Health care	12.7%
Information technology	9.0%
Consumer staples	8.8%
Energy	8.7%
Utilities	6.0%
Communication services	5.9%
Consumer discretionary	4.4%
Real estate	3.6%
Materials	3.0%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
MetLife, Inc.	2.1%
The Southern Company	2.1%
Qualcomm, Inc.	2.0%
The Charles Schwab Corp.	1.9%
JPMorgan Chase & Co.	1.9%
Wells Fargo & Company	1.8%
Elevance Health, Inc.	1.8%
L3Harris Technologies, Inc.	1.7%
Citigroup, Inc.	1.7%
Kimberly-Clark Corp.	1.7%

C000022403 [Member]
Shareholder Report [Line Items]
Fund Name	Financial Industries Trust
Class Name	Series I
Trading Symbol	JEFSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Financial Industries Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Trust (Series I/JEFSX)	$47	0.92%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
Net Assets	$ 139,097,982
Holdings Count | Holding	52
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$139,097,982
Total number of portfolio holdings	52
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Wells Fargo & Company	4.5%
Citigroup, Inc.	3.9%
JPMorgan Chase & Co.	3.8%
M&T Bank Corp.	3.6%
Nasdaq, Inc.	3.6%
Bank of America Corp.	3.6%
The Goldman Sachs Group, Inc.	3.2%
CME Group, Inc.	2.9%
The Allstate Corp.	2.9%
Visa, Inc., Class A	2.6%

Industry Composition
Banks	35.7%
Capital markets	24.8%
Insurance	24.4%
Financial services	9.9%
Consumer finance	1.6%
Specialized REITs	0.7%
Short-term investments and other	2.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Wells Fargo & Company	4.5%
Citigroup, Inc.	3.9%
JPMorgan Chase & Co.	3.8%
M&T Bank Corp.	3.6%
Nasdaq, Inc.	3.6%
Bank of America Corp.	3.6%
The Goldman Sachs Group, Inc.	3.2%
CME Group, Inc.	2.9%
The Allstate Corp.	2.9%
Visa, Inc., Class A	2.6%

C000022404 [Member]
Shareholder Report [Line Items]
Fund Name	Financial Industries Trust
Class Name	Series II
Trading Symbol	JEFCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Financial Industries Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Trust (Series II/JEFCX)	$57	1.12%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.12%
Net Assets	$ 139,097,982
Holdings Count | Holding	52
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$139,097,982
Total number of portfolio holdings	52
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Wells Fargo & Company	4.5%
Citigroup, Inc.	3.9%
JPMorgan Chase & Co.	3.8%
M&T Bank Corp.	3.6%
Nasdaq, Inc.	3.6%
Bank of America Corp.	3.6%
The Goldman Sachs Group, Inc.	3.2%
CME Group, Inc.	2.9%
The Allstate Corp.	2.9%
Visa, Inc., Class A	2.6%

Industry Composition
Banks	35.7%
Capital markets	24.8%
Insurance	24.4%
Financial services	9.9%
Consumer finance	1.6%
Specialized REITs	0.7%
Short-term investments and other	2.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Wells Fargo & Company	4.5%
Citigroup, Inc.	3.9%
JPMorgan Chase & Co.	3.8%
M&T Bank Corp.	3.6%
Nasdaq, Inc.	3.6%
Bank of America Corp.	3.6%
The Goldman Sachs Group, Inc.	3.2%
CME Group, Inc.	2.9%
The Allstate Corp.	2.9%
Visa, Inc., Class A	2.6%

C000022402 [Member]
Shareholder Report [Line Items]
Fund Name	Financial Industries Trust
Class Name	Series NAV
Trading Symbol	JAFNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Financial Industries Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Trust (Series NAV/JAFNX)	$45	0.87%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
Net Assets	$ 139,097,982
Holdings Count | Holding	52
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$139,097,982
Total number of portfolio holdings	52
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Wells Fargo & Company	4.5%
Citigroup, Inc.	3.9%
JPMorgan Chase & Co.	3.8%
M&T Bank Corp.	3.6%
Nasdaq, Inc.	3.6%
Bank of America Corp.	3.6%
The Goldman Sachs Group, Inc.	3.2%
CME Group, Inc.	2.9%
The Allstate Corp.	2.9%
Visa, Inc., Class A	2.6%

Industry Composition
Banks	35.7%
Capital markets	24.8%
Insurance	24.4%
Financial services	9.9%
Consumer finance	1.6%
Specialized REITs	0.7%
Short-term investments and other	2.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Wells Fargo & Company	4.5%
Citigroup, Inc.	3.9%
JPMorgan Chase & Co.	3.8%
M&T Bank Corp.	3.6%
Nasdaq, Inc.	3.6%
Bank of America Corp.	3.6%
The Goldman Sachs Group, Inc.	3.2%
CME Group, Inc.	2.9%
The Allstate Corp.	2.9%
Visa, Inc., Class A	2.6%

C000022411 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Trust
Class Name	Series I
Trading Symbol	JEFGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Global Equity Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Trust (Series I/JEFGX)	$48	0.93%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
Net Assets	$ 297,471,515
Holdings Count | Holding	61
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$297,471,515
Total number of portfolio holdings	61
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.0%
Wells Fargo & Company	2.9%
Philip Morris International, Inc.	2.9%
ING Groep NV	2.6%
McKesson Corp.	2.5%
Medtronic PLC	2.5%
L3Harris Technologies, Inc.	2.4%
AutoZone, Inc.	2.4%
Sony Group Corp.	2.2%
Samsung Electronics Company, Ltd.	2.1%

Sector Composition
Financials	19.4%
Industrials	16.1%
Information technology	13.4%
Consumer discretionary	11.0%
Health care	10.9%
Consumer staples	9.3%
Communication services	6.7%
Materials	6.2%
Energy	5.5%
Short-term investments and other	1.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	4.0%
Wells Fargo & Company	2.9%
Philip Morris International, Inc.	2.9%
ING Groep NV	2.6%
McKesson Corp.	2.5%
Medtronic PLC	2.5%
L3Harris Technologies, Inc.	2.4%
AutoZone, Inc.	2.4%
Sony Group Corp.	2.2%
Samsung Electronics Company, Ltd.	2.1%

C000022412 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Trust
Class Name	Series II
Trading Symbol	JAJFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Global Equity Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Trust (Series II/JAJFX)	$59	1.13%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.13%
Net Assets	$ 297,471,515
Holdings Count | Holding	61
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$297,471,515
Total number of portfolio holdings	61
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.0%
Wells Fargo & Company	2.9%
Philip Morris International, Inc.	2.9%
ING Groep NV	2.6%
McKesson Corp.	2.5%
Medtronic PLC	2.5%
L3Harris Technologies, Inc.	2.4%
AutoZone, Inc.	2.4%
Sony Group Corp.	2.2%
Samsung Electronics Company, Ltd.	2.1%

Sector Composition
Financials	19.4%
Industrials	16.1%
Information technology	13.4%
Consumer discretionary	11.0%
Health care	10.9%
Consumer staples	9.3%
Communication services	6.7%
Materials	6.2%
Energy	5.5%
Short-term investments and other	1.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	4.0%
Wells Fargo & Company	2.9%
Philip Morris International, Inc.	2.9%
ING Groep NV	2.6%
McKesson Corp.	2.5%
Medtronic PLC	2.5%
L3Harris Technologies, Inc.	2.4%
AutoZone, Inc.	2.4%
Sony Group Corp.	2.2%
Samsung Electronics Company, Ltd.	2.1%

C000022410 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Trust
Class Name	Series NAV
Trading Symbol	JAJGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Global Equity Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Trust (Series NAV/JAJGX)	$46	0.88%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
Net Assets	$ 297,471,515
Holdings Count | Holding	61
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$297,471,515
Total number of portfolio holdings	61
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.0%
Wells Fargo & Company	2.9%
Philip Morris International, Inc.	2.9%
ING Groep NV	2.6%
McKesson Corp.	2.5%
Medtronic PLC	2.5%
L3Harris Technologies, Inc.	2.4%
AutoZone, Inc.	2.4%
Sony Group Corp.	2.2%
Samsung Electronics Company, Ltd.	2.1%

Sector Composition
Financials	19.4%
Industrials	16.1%
Information technology	13.4%
Consumer discretionary	11.0%
Health care	10.9%
Consumer staples	9.3%
Communication services	6.7%
Materials	6.2%
Energy	5.5%
Short-term investments and other	1.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	4.0%
Wells Fargo & Company	2.9%
Philip Morris International, Inc.	2.9%
ING Groep NV	2.6%
McKesson Corp.	2.5%
Medtronic PLC	2.5%
L3Harris Technologies, Inc.	2.4%
AutoZone, Inc.	2.4%
Sony Group Corp.	2.2%
Samsung Electronics Company, Ltd.	2.1%

C000022419 [Member]
Shareholder Report [Line Items]
Fund Name	Opportunistic Fixed Income Trust
Class Name	Series I
Trading Symbol	JAEJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Opportunistic Fixed Income Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Trust (Series I/JAEJX)	$42	0.82%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
Net Assets	$ 141,428,303
Holdings Count | Holding	1,017
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$141,428,303
Total number of portfolio holdings	1,017
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	32.2%
U.S. Government Agency	24.7%
Corporate bonds	9.0%
Convertible bonds	5.9%
U.S. Government	5.4%
Collateralized mortgage obligations – U.S. Government Agency	2.6%
Asset-backed securities	2.0%
Term loans	1.6%
Collateralized mortgage obligations – Commercial and residential	1.4%
Exchange-traded funds	1.3%
Preferred securities	0.9%
Short-term investments	13.0%

Country Composition
United States	59.9%
Norway	7.0%
Brazil	5.3%
New Zealand	4.2%
Australia	3.4%
Colombia	2.8%
United Kingdom	2.0%
Iceland	1.5%
Mexico	1.1%
Other countries	12.8%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022420 [Member]
Shareholder Report [Line Items]
Fund Name	Opportunistic Fixed Income Trust
Class Name	Series II
Trading Symbol	JAEHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Opportunistic Fixed Income Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Trust (Series II/JAEHX)	$52	1.02%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%
Net Assets	$ 141,428,303
Holdings Count | Holding	1,017
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$141,428,303
Total number of portfolio holdings	1,017
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	32.2%
U.S. Government Agency	24.7%
Corporate bonds	9.0%
Convertible bonds	5.9%
U.S. Government	5.4%
Collateralized mortgage obligations – U.S. Government Agency	2.6%
Asset-backed securities	2.0%
Term loans	1.6%
Collateralized mortgage obligations – Commercial and residential	1.4%
Exchange-traded funds	1.3%
Preferred securities	0.9%
Short-term investments	13.0%

Country Composition
United States	59.9%
Norway	7.0%
Brazil	5.3%
New Zealand	4.2%
Australia	3.4%
Colombia	2.8%
United Kingdom	2.0%
Iceland	1.5%
Mexico	1.1%
Other countries	12.8%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022418 [Member]
Shareholder Report [Line Items]
Fund Name	Opportunistic Fixed Income Trust
Class Name	Series NAV
Trading Symbol	JAEKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Opportunistic Fixed Income Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Trust (Series NAV/JAEKX)	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
Net Assets	$ 141,428,303
Holdings Count | Holding	1,017
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$141,428,303
Total number of portfolio holdings	1,017
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	32.2%
U.S. Government Agency	24.7%
Corporate bonds	9.0%
Convertible bonds	5.9%
U.S. Government	5.4%
Collateralized mortgage obligations – U.S. Government Agency	2.6%
Asset-backed securities	2.0%
Term loans	1.6%
Collateralized mortgage obligations – Commercial and residential	1.4%
Exchange-traded funds	1.3%
Preferred securities	0.9%
Short-term investments	13.0%

Country Composition
United States	59.9%
Norway	7.0%
Brazil	5.3%
New Zealand	4.2%
Australia	3.4%
Colombia	2.8%
United Kingdom	2.0%
Iceland	1.5%
Mexico	1.1%
Other countries	12.8%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022431 [Member]
Shareholder Report [Line Items]
Fund Name	Active Bond Trust
Class Name	Series I
Trading Symbol	JAHFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Active Bond Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active Bond Trust (Series I/JAHFX)	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 556,802,242
Holdings Count | Holding	998
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$556,802,242
Total number of portfolio holdings	998
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	35.7%
Corporate bonds	35.6%
U.S. Government	17.7%
Asset-backed securities	4.8%
Collateralized mortgage obligations – Commercial and residential	2.6%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Term loans	0.3%
Short-term investments and other	2.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022432 [Member]
Shareholder Report [Line Items]
Fund Name	Active Bond Trust
Class Name	Series II
Trading Symbol	JAHEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Active Bond Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active Bond Trust (Series II/JAHEX)	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 556,802,242
Holdings Count | Holding	998
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$556,802,242
Total number of portfolio holdings	998
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	35.7%
Corporate bonds	35.6%
U.S. Government	17.7%
Asset-backed securities	4.8%
Collateralized mortgage obligations – Commercial and residential	2.6%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Term loans	0.3%
Short-term investments and other	2.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022430 [Member]
Shareholder Report [Line Items]
Fund Name	Active Bond Trust
Class Name	Series NAV
Trading Symbol	JAHDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Active Bond Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active Bond Trust (Series NAV/JAHDX)	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 556,802,242
Holdings Count | Holding	998
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$556,802,242
Total number of portfolio holdings	998
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	35.7%
Corporate bonds	35.6%
U.S. Government	17.7%
Asset-backed securities	4.8%
Collateralized mortgage obligations – Commercial and residential	2.6%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Term loans	0.3%
Short-term investments and other	2.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022443 [Member]
Shareholder Report [Line Items]
Fund Name	Health Sciences Trust
Class Name	Series I
Trading Symbol	JEHSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Health Sciences Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Trust (Series I/JEHSX)	$46	0.95%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%
Net Assets	$ 210,604,678
Holdings Count | Holding	151
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$210,604,678
Total number of portfolio holdings	151
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Eli Lilly & Company	12.1%
Intuitive Surgical, Inc.	5.9%
UnitedHealth Group, Inc.	5.2%
Stryker Corp.	5.1%
Vertex Pharmaceuticals, Inc.	3.9%
Boston Scientific Corp.	3.8%
Argenx SE, ADR	3.4%
Danaher Corp.	3.2%
Thermo Fisher Scientific, Inc.	3.1%
Alnylam Pharmaceuticals, Inc.	3.0%

Industry Composition
Biotechnology	38.3%
Health care equipment and supplies	19.4%
Pharmaceuticals	17.3%
Health care providers and services	16.2%
Life sciences tools and services	7.9%
Health care technology	0.4%
Insurance	0.1%
Financial services	0.1%
Short-term investments and other	0.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Eli Lilly & Company	12.1%
Intuitive Surgical, Inc.	5.9%
UnitedHealth Group, Inc.	5.2%
Stryker Corp.	5.1%
Vertex Pharmaceuticals, Inc.	3.9%
Boston Scientific Corp.	3.8%
Argenx SE, ADR	3.4%
Danaher Corp.	3.2%
Thermo Fisher Scientific, Inc.	3.1%
Alnylam Pharmaceuticals, Inc.	3.0%

C000022444 [Member]
Shareholder Report [Line Items]
Fund Name	Health Sciences Trust
Class Name	Series II
Trading Symbol	JAFKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Health Sciences Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Trust (Series II/JAFKX)	$56	1.15%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.15%
Net Assets	$ 210,604,678
Holdings Count | Holding	151
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$210,604,678
Total number of portfolio holdings	151
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Eli Lilly & Company	12.1%
Intuitive Surgical, Inc.	5.9%
UnitedHealth Group, Inc.	5.2%
Stryker Corp.	5.1%
Vertex Pharmaceuticals, Inc.	3.9%
Boston Scientific Corp.	3.8%
Argenx SE, ADR	3.4%
Danaher Corp.	3.2%
Thermo Fisher Scientific, Inc.	3.1%
Alnylam Pharmaceuticals, Inc.	3.0%

Industry Composition
Biotechnology	38.3%
Health care equipment and supplies	19.4%
Pharmaceuticals	17.3%
Health care providers and services	16.2%
Life sciences tools and services	7.9%
Health care technology	0.4%
Insurance	0.1%
Financial services	0.1%
Short-term investments and other	0.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Eli Lilly & Company	12.1%
Intuitive Surgical, Inc.	5.9%
UnitedHealth Group, Inc.	5.2%
Stryker Corp.	5.1%
Vertex Pharmaceuticals, Inc.	3.9%
Boston Scientific Corp.	3.8%
Argenx SE, ADR	3.4%
Danaher Corp.	3.2%
Thermo Fisher Scientific, Inc.	3.1%
Alnylam Pharmaceuticals, Inc.	3.0%

C000022442 [Member]
Shareholder Report [Line Items]
Fund Name	Health Sciences Trust
Class Name	Series NAV
Trading Symbol	JAFMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Health Sciences Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Trust (Series NAV/JAFMX)	$44	0.90%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%
Net Assets	$ 210,604,678
Holdings Count | Holding	151
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$210,604,678
Total number of portfolio holdings	151
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Eli Lilly & Company	12.1%
Intuitive Surgical, Inc.	5.9%
UnitedHealth Group, Inc.	5.2%
Stryker Corp.	5.1%
Vertex Pharmaceuticals, Inc.	3.9%
Boston Scientific Corp.	3.8%
Argenx SE, ADR	3.4%
Danaher Corp.	3.2%
Thermo Fisher Scientific, Inc.	3.1%
Alnylam Pharmaceuticals, Inc.	3.0%

Industry Composition
Biotechnology	38.3%
Health care equipment and supplies	19.4%
Pharmaceuticals	17.3%
Health care providers and services	16.2%
Life sciences tools and services	7.9%
Health care technology	0.4%
Insurance	0.1%
Financial services	0.1%
Short-term investments and other	0.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Eli Lilly & Company	12.1%
Intuitive Surgical, Inc.	5.9%
UnitedHealth Group, Inc.	5.2%
Stryker Corp.	5.1%
Vertex Pharmaceuticals, Inc.	3.9%
Boston Scientific Corp.	3.8%
Argenx SE, ADR	3.4%
Danaher Corp.	3.2%
Thermo Fisher Scientific, Inc.	3.1%
Alnylam Pharmaceuticals, Inc.	3.0%

C000022447 [Member]
Shareholder Report [Line Items]
Fund Name	High Yield Trust
Class Name	Series I
Trading Symbol	JAELX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the High Yield Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Trust (Series I/JAELX)	$37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Net Assets	$ 179,703,732
Holdings Count | Holding	342
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$179,703,732
Total number of portfolio holdings	342
Portfolio turnover rate	115%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	91.2%
Term loans	5.6%
Preferred securities	0.5%
Short-term investments and other	2.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022448 [Member]
Shareholder Report [Line Items]
Fund Name	High Yield Trust
Class Name	Series II
Trading Symbol	JAEOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the High Yield Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Trust (Series II/JAEOX)	$47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
Net Assets	$ 179,703,732
Holdings Count | Holding	342
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$179,703,732
Total number of portfolio holdings	342
Portfolio turnover rate	115%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	91.2%
Term loans	5.6%
Preferred securities	0.5%
Short-term investments and other	2.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022446 [Member]
Shareholder Report [Line Items]
Fund Name	High Yield Trust
Class Name	Series NAV
Trading Symbol	JAEMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the High Yield Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Trust (Series NAV/JAEMX)	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 179,703,732
Holdings Count | Holding	342
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$179,703,732
Total number of portfolio holdings	342
Portfolio turnover rate	115%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	91.2%
Term loans	5.6%
Preferred securities	0.5%
Short-term investments and other	2.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022475 [Member]
Shareholder Report [Line Items]
Fund Name	American Growth-Income Trust
Class Name	Series I
Trading Symbol	JAHQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the American Growth-Income Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth-Income Trust (Series I/JAHQX)	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 976,948,642
Holdings Count | Holding	1
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$976,948,642
Total number of portfolio holdings	1
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth-Income Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	27.8%
Industrials	15.5%
Financials	12.2%
Consumer discretionary	10.8%
Health care	9.3%
Communication services	9.0%
Consumer staples	3.1%
Energy	3.0%
Materials	2.7%
Utilities	2.0%
Real estate	1.8%
Short-term investments and other	2.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022476 [Member]
Shareholder Report [Line Items]
Fund Name	American Growth-Income Trust
Class Name	Series II
Trading Symbol	JAHRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the American Growth-Income Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth-Income Trust (Series II/JAHRX)	$37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
Net Assets	$ 976,948,642
Holdings Count | Holding	1
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$976,948,642
Total number of portfolio holdings	1
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth-Income Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	27.8%
Industrials	15.5%
Financials	12.2%
Consumer discretionary	10.8%
Health care	9.3%
Communication services	9.0%
Consumer staples	3.1%
Energy	3.0%
Materials	2.7%
Utilities	2.0%
Real estate	1.8%
Short-term investments and other	2.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022477 [Member]
Shareholder Report [Line Items]
Fund Name	American Growth-Income Trust
Class Name	Series III
Trading Symbol	JAHUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the American Growth-Income Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth-Income Trust (Series III/JAHUX)	$14	0.28%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
Net Assets	$ 976,948,642
Holdings Count | Holding	1
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$976,948,642
Total number of portfolio holdings	1
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth-Income Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	27.8%
Industrials	15.5%
Financials	12.2%
Consumer discretionary	10.8%
Health care	9.3%
Communication services	9.0%
Consumer staples	3.1%
Energy	3.0%
Materials	2.7%
Utilities	2.0%
Real estate	1.8%
Short-term investments and other	2.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022568 [Member]
Shareholder Report [Line Items]
Fund Name	Investment Quality Bond Trust
Class Name	Series I
Trading Symbol	JADUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Investment Quality Bond Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Quality Bond Trust (Series I/JADUX)	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 207,117,550
Holdings Count | Holding	797
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$207,117,550
Total number of portfolio holdings	797
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government	29.3%
U.S. Government Agency	27.7%
Corporate bonds	19.8%
Collateralized mortgage obligations – Commercial and residential	7.7%
Asset-backed securities	6.7%
Collateralized mortgage obligations – U.S. Government Agency	2.9%
Foreign government obligations	2.1%
Municipal bonds	1.2%
Short-term investments	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022569 [Member]
Shareholder Report [Line Items]
Fund Name	Investment Quality Bond Trust
Class Name	Series II
Trading Symbol	JADSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Investment Quality Bond Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Quality Bond Trust (Series II/JADSX)	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 207,117,550
Holdings Count | Holding	797
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$207,117,550
Total number of portfolio holdings	797
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government	29.3%
U.S. Government Agency	27.7%
Corporate bonds	19.8%
Collateralized mortgage obligations – Commercial and residential	7.7%
Asset-backed securities	6.7%
Collateralized mortgage obligations – U.S. Government Agency	2.9%
Foreign government obligations	2.1%
Municipal bonds	1.2%
Short-term investments	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022567 [Member]
Shareholder Report [Line Items]
Fund Name	Investment Quality Bond Trust
Class Name	Series NAV
Trading Symbol	JAJNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Investment Quality Bond Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Quality Bond Trust (Series NAV/JAJNX)	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 207,117,550
Holdings Count | Holding	797
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$207,117,550
Total number of portfolio holdings	797
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government	29.3%
U.S. Government Agency	27.7%
Corporate bonds	19.8%
Collateralized mortgage obligations – Commercial and residential	7.7%
Asset-backed securities	6.7%
Collateralized mortgage obligations – U.S. Government Agency	2.9%
Foreign government obligations	2.1%
Municipal bonds	1.2%
Short-term investments	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022589 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Growth Portfolio
Class Name	Series I
Trading Symbol	JELGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Managed Volatility Growth Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Growth Portfolio (Series I/JELGX)	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 5,200,149,430
Holdings Count | Holding	26
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,200,149,430
Total number of portfolio holdings	26
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.9%
Equity	69.4%
Large blend	30.6%
U.S. large cap	18.1%
Emerging-market equity	6.3%
U.S. mid cap	5.9%
International equity	4.5%
U.S. small cap	4.0%
Fixed income	27.5%
Intermediate bond	27.5%
Short-term investments and other	3.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022590 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Growth Portfolio
Class Name	Series II
Trading Symbol	JAJAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Managed Volatility Growth Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Growth Portfolio (Series II/JAJAX)	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Net Assets	$ 5,200,149,430
Holdings Count | Holding	26
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,200,149,430
Total number of portfolio holdings	26
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.9%
Equity	69.4%
Large blend	30.6%
U.S. large cap	18.1%
Emerging-market equity	6.3%
U.S. mid cap	5.9%
International equity	4.5%
U.S. small cap	4.0%
Fixed income	27.5%
Intermediate bond	27.5%
Short-term investments and other	3.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022588 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Growth Portfolio
Class Name	Series NAV
Trading Symbol	JAIZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Managed Volatility Growth Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Growth Portfolio (Series NAV/JAIZX)	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Net Assets	$ 5,200,149,430
Holdings Count | Holding	26
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,200,149,430
Total number of portfolio holdings	26
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.9%
Equity	69.4%
Large blend	30.6%
U.S. large cap	18.1%
Emerging-market equity	6.3%
U.S. mid cap	5.9%
International equity	4.5%
U.S. small cap	4.0%
Fixed income	27.5%
Intermediate bond	27.5%
Short-term investments and other	3.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022594 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Balanced Portfolio
Class Name	Series I
Trading Symbol	JELBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Managed Volatility Balanced Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Balanced Portfolio (Series I/JELBX)	$9	0.17%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
Net Assets	$ 3,903,276,208
Holdings Count | Holding	26
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,903,276,208
Total number of portfolio holdings	26
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.0%
Equity	50.0%
Large blend	22.1%
U.S. large cap	15.1%
Emerging-market equity	4.0%
U.S. mid cap	3.8%
U.S. small cap	2.8%
International equity	2.2%
Fixed income	48.0%
Intermediate bond	48.0%
Short-term investments and other	2.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022595 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Balanced Portfolio
Class Name	Series II
Trading Symbol	JAJRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Managed Volatility Balanced Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Balanced Portfolio (Series II/JAJRX)	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 3,903,276,208
Holdings Count | Holding	26
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,903,276,208
Total number of portfolio holdings	26
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.0%
Equity	50.0%
Large blend	22.1%
U.S. large cap	15.1%
Emerging-market equity	4.0%
U.S. mid cap	3.8%
U.S. small cap	2.8%
International equity	2.2%
Fixed income	48.0%
Intermediate bond	48.0%
Short-term investments and other	2.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022593 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Balanced Portfolio
Class Name	Series NAV
Trading Symbol	JAIYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Managed Volatility Balanced Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Balanced Portfolio (Series NAV/JAIYX)	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 3,903,276,208
Holdings Count | Holding	26
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,903,276,208
Total number of portfolio holdings	26
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.0%
Equity	50.0%
Large blend	22.1%
U.S. large cap	15.1%
Emerging-market equity	4.0%
U.S. mid cap	3.8%
U.S. small cap	2.8%
International equity	2.2%
Fixed income	48.0%
Intermediate bond	48.0%
Short-term investments and other	2.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022599 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Moderate Portfolio
Class Name	Series I
Trading Symbol	JELMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Managed Volatility Moderate Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Moderate Portfolio (Series I/JELMX)	$9	0.17%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
Net Assets	$ 1,008,014,176
Holdings Count | Holding	26
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,008,014,176
Total number of portfolio holdings	26
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.6%
Equity	40.0%
Large blend	18.1%
U.S. large cap	13.4%
Emerging-market equity	2.9%
U.S. mid cap	2.8%
U.S. small cap	1.9%
International equity	0.9%
Fixed income	58.6%
Intermediate bond	58.6%
Short-term investments and other	1.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022600 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Moderate Portfolio
Class Name	Series II
Trading Symbol	JAIWX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Managed Volatility Moderate Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Moderate Portfolio (Series II/JAIWX)	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 1,008,014,176
Holdings Count | Holding	26
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,008,014,176
Total number of portfolio holdings	26
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.6%
Equity	40.0%
Large blend	18.1%
U.S. large cap	13.4%
Emerging-market equity	2.9%
U.S. mid cap	2.8%
U.S. small cap	1.9%
International equity	0.9%
Fixed income	58.6%
Intermediate bond	58.6%
Short-term investments and other	1.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022598 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Moderate Portfolio
Class Name	Series NAV
Trading Symbol	JAIVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Managed Volatility Moderate Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Moderate Portfolio (Series NAV/JAIVX)	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 1,008,014,176
Holdings Count | Holding	26
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,008,014,176
Total number of portfolio holdings	26
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.6%
Equity	40.0%
Large blend	18.1%
U.S. large cap	13.4%
Emerging-market equity	2.9%
U.S. mid cap	2.8%
U.S. small cap	1.9%
International equity	0.9%
Fixed income	58.6%
Intermediate bond	58.6%
Short-term investments and other	1.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022604 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Conservative Portfolio
Class Name	Series I
Trading Symbol	JELCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Managed Volatility Conservative Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Conservative Portfolio (Series I/JELCX)	$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
Net Assets	$ 487,321,895
Holdings Count | Holding	23
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$487,321,895
Total number of portfolio holdings	23
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.9%
Equity	20.0%
Large blend	9.1%
U.S. large cap	7.2%
U.S. mid cap	1.4%
Emerging-market equity	1.3%
U.S. small cap	1.0%
Fixed income	78.9%
Intermediate bond	78.9%
Short-term investments and other	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022605 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Conservative Portfolio
Class Name	Series II
Trading Symbol	JAISX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Managed Volatility Conservative Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Conservative Portfolio (Series II/JAISX)	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 487,321,895
Holdings Count | Holding	23
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$487,321,895
Total number of portfolio holdings	23
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.9%
Equity	20.0%
Large blend	9.1%
U.S. large cap	7.2%
U.S. mid cap	1.4%
Emerging-market equity	1.3%
U.S. small cap	1.0%
Fixed income	78.9%
Intermediate bond	78.9%
Short-term investments and other	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022603 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Conservative Portfolio
Class Name	Series NAV
Trading Symbol	JAIUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Managed Volatility Conservative Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Conservative Portfolio (Series NAV/JAIUX)	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 487,321,895
Holdings Count | Holding	23
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$487,321,895
Total number of portfolio holdings	23
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.9%
Equity	20.0%
Large blend	9.1%
U.S. large cap	7.2%
U.S. mid cap	1.4%
Emerging-market equity	1.3%
U.S. small cap	1.0%
Fixed income	78.9%
Intermediate bond	78.9%
Short-term investments and other	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022621 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Index Trust
Class Name	Series I
Trading Symbol	JECIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Mid Cap Index Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Index Trust (Series I/JECIX)	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Net Assets	$ 1,177,225,214
Holdings Count | Holding	403
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,177,225,214
Total number of portfolio holdings	403
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Interactive Brokers Group, Inc., Class A	0.8%
EMCOR Group, Inc.	0.8%
Guidewire Software, Inc.	0.7%
RB Global, Inc.	0.7%
Flex, Ltd.	0.6%
Casey's General Stores, Inc.	0.6%
Comfort Systems USA, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Pure Storage, Inc., Class A	0.6%
U.S. Foods Holding Corp.	0.6%

Sector Composition
Industrials	22.0%
Financials	17.6%
Consumer discretionary	12.8%
Information technology	11.3%
Health care	8.3%
Real estate	6.6%
Materials	5.2%
Consumer staples	5.2%
Energy	3.6%
Utilities	2.8%
Communication services	1.2%
Short-term investments and other	3.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Interactive Brokers Group, Inc., Class A	0.8%
EMCOR Group, Inc.	0.8%
Guidewire Software, Inc.	0.7%
RB Global, Inc.	0.7%
Flex, Ltd.	0.6%
Casey's General Stores, Inc.	0.6%
Comfort Systems USA, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Pure Storage, Inc., Class A	0.6%
U.S. Foods Holding Corp.	0.6%

C000022622 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Index Trust
Class Name	Series II
Trading Symbol	JAEZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Mid Cap Index Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Index Trust (Series II/JAEZX)	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Net Assets	$ 1,177,225,214
Holdings Count | Holding	403
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,177,225,214
Total number of portfolio holdings	403
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Interactive Brokers Group, Inc., Class A	0.8%
EMCOR Group, Inc.	0.8%
Guidewire Software, Inc.	0.7%
RB Global, Inc.	0.7%
Flex, Ltd.	0.6%
Casey's General Stores, Inc.	0.6%
Comfort Systems USA, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Pure Storage, Inc., Class A	0.6%
U.S. Foods Holding Corp.	0.6%

Sector Composition
Industrials	22.0%
Financials	17.6%
Consumer discretionary	12.8%
Information technology	11.3%
Health care	8.3%
Real estate	6.6%
Materials	5.2%
Consumer staples	5.2%
Energy	3.6%
Utilities	2.8%
Communication services	1.2%
Short-term investments and other	3.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Interactive Brokers Group, Inc., Class A	0.8%
EMCOR Group, Inc.	0.8%
Guidewire Software, Inc.	0.7%
RB Global, Inc.	0.7%
Flex, Ltd.	0.6%
Casey's General Stores, Inc.	0.6%
Comfort Systems USA, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Pure Storage, Inc., Class A	0.6%
U.S. Foods Holding Corp.	0.6%

C000022620 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Index Trust
Class Name	Series NAV
Trading Symbol	JAEYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Mid Cap Index Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Index Trust (Series NAV/JAEYX)	$20	0.41%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%
Net Assets	$ 1,177,225,214
Holdings Count | Holding	403
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,177,225,214
Total number of portfolio holdings	403
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Interactive Brokers Group, Inc., Class A	0.8%
EMCOR Group, Inc.	0.8%
Guidewire Software, Inc.	0.7%
RB Global, Inc.	0.7%
Flex, Ltd.	0.6%
Casey's General Stores, Inc.	0.6%
Comfort Systems USA, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Pure Storage, Inc., Class A	0.6%
U.S. Foods Holding Corp.	0.6%

Sector Composition
Industrials	22.0%
Financials	17.6%
Consumer discretionary	12.8%
Information technology	11.3%
Health care	8.3%
Real estate	6.6%
Materials	5.2%
Consumer staples	5.2%
Energy	3.6%
Utilities	2.8%
Communication services	1.2%
Short-term investments and other	3.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Interactive Brokers Group, Inc., Class A	0.8%
EMCOR Group, Inc.	0.8%
Guidewire Software, Inc.	0.7%
RB Global, Inc.	0.7%
Flex, Ltd.	0.6%
Casey's General Stores, Inc.	0.6%
Comfort Systems USA, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Pure Storage, Inc., Class A	0.6%
U.S. Foods Holding Corp.	0.6%

C000022625 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Trust
Class Name	Series I
Trading Symbol	JAETX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Mid Cap Growth Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Trust (Series I/JAETX)	$47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
Net Assets	$ 649,992,276
Holdings Count | Holding	75
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$649,992,276
Total number of portfolio holdings	75
Portfolio turnover rate	83%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Live Nation Entertainment, Inc.	3.5%
Liberty Media Corp.-Liberty Formula One, Series C	3.4%
Celestica, Inc.	3.0%
Natera, Inc.	2.8%
DraftKings, Inc., Class A	2.8%
Tradeweb Markets, Inc., Class A	2.7%
Royal Caribbean Cruises, Ltd.	2.6%
Cloudflare, Inc., Class A	2.6%
GoDaddy, Inc., Class A	2.3%
Marriott International, Inc., Class A	2.3%

Sector Composition
Information technology	23.0%
Consumer discretionary	21.2%
Health care	13.6%
Financials	10.9%
Industrials	10.2%
Communication services	8.4%
Energy	3.4%
Real estate	3.2%
Consumer staples	2.9%
Utilities	1.6%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Live Nation Entertainment, Inc.	3.5%
Liberty Media Corp.-Liberty Formula One, Series C	3.4%
Celestica, Inc.	3.0%
Natera, Inc.	2.8%
DraftKings, Inc., Class A	2.8%
Tradeweb Markets, Inc., Class A	2.7%
Royal Caribbean Cruises, Ltd.	2.6%
Cloudflare, Inc., Class A	2.6%
GoDaddy, Inc., Class A	2.3%
Marriott International, Inc., Class A	2.3%

C000022626 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Trust
Class Name	Series II
Trading Symbol	JAEUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Mid Cap Growth Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Trust (Series II/JAEUX)	$57	1.13%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.13%
Net Assets	$ 649,992,276
Holdings Count | Holding	75
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$649,992,276
Total number of portfolio holdings	75
Portfolio turnover rate	83%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Live Nation Entertainment, Inc.	3.5%
Liberty Media Corp.-Liberty Formula One, Series C	3.4%
Celestica, Inc.	3.0%
Natera, Inc.	2.8%
DraftKings, Inc., Class A	2.8%
Tradeweb Markets, Inc., Class A	2.7%
Royal Caribbean Cruises, Ltd.	2.6%
Cloudflare, Inc., Class A	2.6%
GoDaddy, Inc., Class A	2.3%
Marriott International, Inc., Class A	2.3%

Sector Composition
Information technology	23.0%
Consumer discretionary	21.2%
Health care	13.6%
Financials	10.9%
Industrials	10.2%
Communication services	8.4%
Energy	3.4%
Real estate	3.2%
Consumer staples	2.9%
Utilities	1.6%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Live Nation Entertainment, Inc.	3.5%
Liberty Media Corp.-Liberty Formula One, Series C	3.4%
Celestica, Inc.	3.0%
Natera, Inc.	2.8%
DraftKings, Inc., Class A	2.8%
Tradeweb Markets, Inc., Class A	2.7%
Royal Caribbean Cruises, Ltd.	2.6%
Cloudflare, Inc., Class A	2.6%
GoDaddy, Inc., Class A	2.3%
Marriott International, Inc., Class A	2.3%

C000022624 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Trust
Class Name	Series NAV
Trading Symbol	JAEVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Mid Cap Growth Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Trust (Series NAV/JAEVX)	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
Net Assets	$ 649,992,276
Holdings Count | Holding	75
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$649,992,276
Total number of portfolio holdings	75
Portfolio turnover rate	83%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Live Nation Entertainment, Inc.	3.5%
Liberty Media Corp.-Liberty Formula One, Series C	3.4%
Celestica, Inc.	3.0%
Natera, Inc.	2.8%
DraftKings, Inc., Class A	2.8%
Tradeweb Markets, Inc., Class A	2.7%
Royal Caribbean Cruises, Ltd.	2.6%
Cloudflare, Inc., Class A	2.6%
GoDaddy, Inc., Class A	2.3%
Marriott International, Inc., Class A	2.3%

Sector Composition
Information technology	23.0%
Consumer discretionary	21.2%
Health care	13.6%
Financials	10.9%
Industrials	10.2%
Communication services	8.4%
Energy	3.4%
Real estate	3.2%
Consumer staples	2.9%
Utilities	1.6%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Live Nation Entertainment, Inc.	3.5%
Liberty Media Corp.-Liberty Formula One, Series C	3.4%
Celestica, Inc.	3.0%
Natera, Inc.	2.8%
DraftKings, Inc., Class A	2.8%
Tradeweb Markets, Inc., Class A	2.7%
Royal Caribbean Cruises, Ltd.	2.6%
Cloudflare, Inc., Class A	2.6%
GoDaddy, Inc., Class A	2.3%
Marriott International, Inc., Class A	2.3%

C000022637 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Value Trust
Class Name	Series I
Trading Symbol	JEMUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Mid Value Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Value Trust (Series I/JEMUX)	$45	0.91%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
Net Assets	$ 578,298,948
Holdings Count | Holding	118
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$578,298,948
Total number of portfolio holdings	118
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
RenaissanceRe Holdings, Ltd.	1.7%
Zimmer Biomet Holdings, Inc.	1.7%
API Group Corp.	1.7%
Corning, Inc.	1.7%
Baxter International, Inc.	1.6%
Sun Communities, Inc.	1.5%
Keysight Technologies, Inc.	1.5%
Kenvue, Inc.	1.5%
Norfolk Southern Corp.	1.5%
Expand Energy Corp.	1.5%

Sector Composition
Financials	20.1%
Industrials	17.2%
Information technology	10.9%
Health care	10.8%
Real estate	7.8%
Energy	7.3%
Utilities	6.4%
Consumer discretionary	6.3%
Materials	5.5%
Consumer staples	3.9%
Communication services	2.0%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
RenaissanceRe Holdings, Ltd.	1.7%
Zimmer Biomet Holdings, Inc.	1.7%
API Group Corp.	1.7%
Corning, Inc.	1.7%
Baxter International, Inc.	1.6%
Sun Communities, Inc.	1.5%
Keysight Technologies, Inc.	1.5%
Kenvue, Inc.	1.5%
Norfolk Southern Corp.	1.5%
Expand Energy Corp.	1.5%

C000022638 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Value Trust
Class Name	Series II
Trading Symbol	JAGYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Mid Value Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Value Trust (Series II/JAGYX)	$54	1.11%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.11%
Net Assets	$ 578,298,948
Holdings Count | Holding	118
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$578,298,948
Total number of portfolio holdings	118
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
RenaissanceRe Holdings, Ltd.	1.7%
Zimmer Biomet Holdings, Inc.	1.7%
API Group Corp.	1.7%
Corning, Inc.	1.7%
Baxter International, Inc.	1.6%
Sun Communities, Inc.	1.5%
Keysight Technologies, Inc.	1.5%
Kenvue, Inc.	1.5%
Norfolk Southern Corp.	1.5%
Expand Energy Corp.	1.5%

Sector Composition
Financials	20.1%
Industrials	17.2%
Information technology	10.9%
Health care	10.8%
Real estate	7.8%
Energy	7.3%
Utilities	6.4%
Consumer discretionary	6.3%
Materials	5.5%
Consumer staples	3.9%
Communication services	2.0%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
RenaissanceRe Holdings, Ltd.	1.7%
Zimmer Biomet Holdings, Inc.	1.7%
API Group Corp.	1.7%
Corning, Inc.	1.7%
Baxter International, Inc.	1.6%
Sun Communities, Inc.	1.5%
Keysight Technologies, Inc.	1.5%
Kenvue, Inc.	1.5%
Norfolk Southern Corp.	1.5%
Expand Energy Corp.	1.5%

C000022636 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Value Trust
Class Name	Series NAV
Trading Symbol	JAGWX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Mid Value Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Value Trust (Series NAV/JAGWX)	$42	0.86%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.86%
Net Assets	$ 578,298,948
Holdings Count | Holding	118
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$578,298,948
Total number of portfolio holdings	118
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
RenaissanceRe Holdings, Ltd.	1.7%
Zimmer Biomet Holdings, Inc.	1.7%
API Group Corp.	1.7%
Corning, Inc.	1.7%
Baxter International, Inc.	1.6%
Sun Communities, Inc.	1.5%
Keysight Technologies, Inc.	1.5%
Kenvue, Inc.	1.5%
Norfolk Southern Corp.	1.5%
Expand Energy Corp.	1.5%

Sector Composition
Financials	20.1%
Industrials	17.2%
Information technology	10.9%
Health care	10.8%
Real estate	7.8%
Energy	7.3%
Utilities	6.4%
Consumer discretionary	6.3%
Materials	5.5%
Consumer staples	3.9%
Communication services	2.0%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
RenaissanceRe Holdings, Ltd.	1.7%
Zimmer Biomet Holdings, Inc.	1.7%
API Group Corp.	1.7%
Corning, Inc.	1.7%
Baxter International, Inc.	1.6%
Sun Communities, Inc.	1.5%
Keysight Technologies, Inc.	1.5%
Kenvue, Inc.	1.5%
Norfolk Southern Corp.	1.5%
Expand Energy Corp.	1.5%

C000022641 [Member]
Shareholder Report [Line Items]
Fund Name	Money Market Trust
Class Name	Series I
Trading Symbol	JHOXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Money Market Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Trust (Series I/JHOXX)	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 2,410,321,230
Holdings Count | Holding	116
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,410,321,230
Total number of portfolio holdings	116
Weighted Average Maturity	48 Days

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	53.7%
U.S. Government	29.1%
Repurchase agreement	17.2%

Maturity Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022642 [Member]
Shareholder Report [Line Items]
Fund Name	Money Market Trust
Class Name	Series II
Trading Symbol	JAAXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Money Market Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Trust (Series II/JAAXX)	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 2,410,321,230
Holdings Count | Holding	116
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,410,321,230
Total number of portfolio holdings	116
Weighted Average Maturity	48 Days

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	53.7%
U.S. Government	29.1%
Repurchase agreement	17.2%

Maturity Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022640 [Member]
Shareholder Report [Line Items]
Fund Name	Money Market Trust
Class Name	Series NAV
Trading Symbol	JABXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Money Market Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Trust (Series NAV/JABXX)	$14	0.28%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
Net Assets	$ 2,410,321,230
Holdings Count | Holding	116
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,410,321,230
Total number of portfolio holdings	116
Weighted Average Maturity	48 Days

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	53.7%
U.S. Government	29.1%
Repurchase agreement	17.2%

Maturity Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022665 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Trust
Class Name	Series I
Trading Symbol	JEQAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Fundamental All Cap Core Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Trust (Series I/JEQAX)	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Net Assets	$ 2,500,061,760
Holdings Count | Holding	49
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,500,061,760
Total number of portfolio holdings	49
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.4%
NVIDIA Corp.	6.5%
Alphabet, Inc., Class A	5.0%
Cheniere Energy, Inc.	4.0%
Apple, Inc.	4.0%
Workday, Inc., Class A	3.9%
KKR & Company, Inc.	3.8%
First Hawaiian, Inc.	3.6%
Lennar Corp., Class A	3.4%
Hologic, Inc.	3.3%

Sector Composition
Information technology	30.0%
Consumer discretionary	22.3%
Financials	13.1%
Health care	10.2%
Communication services	9.7%
Energy	5.1%
Consumer staples	3.7%
Industrials	3.4%
Real estate	2.1%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	8.4%
NVIDIA Corp.	6.5%
Alphabet, Inc., Class A	5.0%
Cheniere Energy, Inc.	4.0%
Apple, Inc.	4.0%
Workday, Inc., Class A	3.9%
KKR & Company, Inc.	3.8%
First Hawaiian, Inc.	3.6%
Lennar Corp., Class A	3.4%
Hologic, Inc.	3.3%

C000022666 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Trust
Class Name	Series II
Trading Symbol	JFLGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Fundamental All Cap Core Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Trust (Series II/JFLGX)	$47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
Net Assets	$ 2,500,061,760
Holdings Count | Holding	49
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,500,061,760
Total number of portfolio holdings	49
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.4%
NVIDIA Corp.	6.5%
Alphabet, Inc., Class A	5.0%
Cheniere Energy, Inc.	4.0%
Apple, Inc.	4.0%
Workday, Inc., Class A	3.9%
KKR & Company, Inc.	3.8%
First Hawaiian, Inc.	3.6%
Lennar Corp., Class A	3.4%
Hologic, Inc.	3.3%

Sector Composition
Information technology	30.0%
Consumer discretionary	22.3%
Financials	13.1%
Health care	10.2%
Communication services	9.7%
Energy	5.1%
Consumer staples	3.7%
Industrials	3.4%
Real estate	2.1%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	8.4%
NVIDIA Corp.	6.5%
Alphabet, Inc., Class A	5.0%
Cheniere Energy, Inc.	4.0%
Apple, Inc.	4.0%
Workday, Inc., Class A	3.9%
KKR & Company, Inc.	3.8%
First Hawaiian, Inc.	3.6%
Lennar Corp., Class A	3.4%
Hologic, Inc.	3.3%

C000022664 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Trust
Class Name	Series NAV
Trading Symbol	JADDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Fundamental All Cap Core Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Trust (Series NAV/JADDX)	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 2,500,061,760
Holdings Count | Holding	49
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,500,061,760
Total number of portfolio holdings	49
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.4%
NVIDIA Corp.	6.5%
Alphabet, Inc., Class A	5.0%
Cheniere Energy, Inc.	4.0%
Apple, Inc.	4.0%
Workday, Inc., Class A	3.9%
KKR & Company, Inc.	3.8%
First Hawaiian, Inc.	3.6%
Lennar Corp., Class A	3.4%
Hologic, Inc.	3.3%

Sector Composition
Information technology	30.0%
Consumer discretionary	22.3%
Financials	13.1%
Health care	10.2%
Communication services	9.7%
Energy	5.1%
Consumer staples	3.7%
Industrials	3.4%
Real estate	2.1%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	8.4%
NVIDIA Corp.	6.5%
Alphabet, Inc., Class A	5.0%
Cheniere Energy, Inc.	4.0%
Apple, Inc.	4.0%
Workday, Inc., Class A	3.9%
KKR & Company, Inc.	3.8%
First Hawaiian, Inc.	3.6%
Lennar Corp., Class A	3.4%
Hologic, Inc.	3.3%

C000117969 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity Index Trust
Class Name	Series I
Trading Symbol	JIEQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the International Equity Index Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Trust (Series I/JIEQX)	$22	0.40%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.40%
Net Assets	$ 1,074,017,266
Holdings Count | Holding	1,995
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,074,017,266
Total number of portfolio holdings	1,995
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	3.0%
Tencent Holdings, Ltd.	1.4%
SAP SE	1.1%
ASML Holding NV	1.1%
Nestle SA	0.9%
Alibaba Group Holding, Ltd.	0.8%
Novartis AG	0.8%
Roche Holding AG	0.8%
Novo Nordisk A/S, Class B	0.7%
AstraZeneca PLC	0.7%

Sector Composition
Financials	24.5%
Industrials	14.7%
Information technology	13.2%
Consumer discretionary	10.1%
Health care	8.0%
Consumer staples	6.6%
Communication services	6.3%
Materials	6.2%
Energy	4.5%
Utilities	3.1%
Real estate	1.6%
Short-term investments and other	1.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	3.0%
Tencent Holdings, Ltd.	1.4%
SAP SE	1.1%
ASML Holding NV	1.1%
Nestle SA	0.9%
Alibaba Group Holding, Ltd.	0.8%
Novartis AG	0.8%
Roche Holding AG	0.8%
Novo Nordisk A/S, Class B	0.7%
AstraZeneca PLC	0.7%

C000117970 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity Index Trust
Class Name	Series II
Trading Symbol	JAJEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the International Equity Index Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Trust (Series II/JAJEX)	$33	0.60%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.60%
Net Assets	$ 1,074,017,266
Holdings Count | Holding	1,995
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,074,017,266
Total number of portfolio holdings	1,995
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	3.0%
Tencent Holdings, Ltd.	1.4%
SAP SE	1.1%
ASML Holding NV	1.1%
Nestle SA	0.9%
Alibaba Group Holding, Ltd.	0.8%
Novartis AG	0.8%
Roche Holding AG	0.8%
Novo Nordisk A/S, Class B	0.7%
AstraZeneca PLC	0.7%

Sector Composition
Financials	24.5%
Industrials	14.7%
Information technology	13.2%
Consumer discretionary	10.1%
Health care	8.0%
Consumer staples	6.6%
Communication services	6.3%
Materials	6.2%
Energy	4.5%
Utilities	3.1%
Real estate	1.6%
Short-term investments and other	1.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	3.0%
Tencent Holdings, Ltd.	1.4%
SAP SE	1.1%
ASML Holding NV	1.1%
Nestle SA	0.9%
Alibaba Group Holding, Ltd.	0.8%
Novartis AG	0.8%
Roche Holding AG	0.8%
Novo Nordisk A/S, Class B	0.7%
AstraZeneca PLC	0.7%

C000022668 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity Index Trust
Class Name	Series NAV
Trading Symbol	JVANX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the International Equity Index Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Trust (Series NAV/JVANX)	$19	0.35%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%
Net Assets	$ 1,074,017,266
Holdings Count | Holding	1,995
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,074,017,266
Total number of portfolio holdings	1,995
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	3.0%
Tencent Holdings, Ltd.	1.4%
SAP SE	1.1%
ASML Holding NV	1.1%
Nestle SA	0.9%
Alibaba Group Holding, Ltd.	0.8%
Novartis AG	0.8%
Roche Holding AG	0.8%
Novo Nordisk A/S, Class B	0.7%
AstraZeneca PLC	0.7%

Sector Composition
Financials	24.5%
Industrials	14.7%
Information technology	13.2%
Consumer discretionary	10.1%
Health care	8.0%
Consumer staples	6.6%
Communication services	6.3%
Materials	6.2%
Energy	4.5%
Utilities	3.1%
Real estate	1.6%
Short-term investments and other	1.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	3.0%
Tencent Holdings, Ltd.	1.4%
SAP SE	1.1%
ASML Holding NV	1.1%
Nestle SA	0.9%
Alibaba Group Holding, Ltd.	0.8%
Novartis AG	0.8%
Roche Holding AG	0.8%
Novo Nordisk A/S, Class B	0.7%
AstraZeneca PLC	0.7%

C000022685 [Member]
Shareholder Report [Line Items]
Fund Name	International Small Company Trust
Class Name	Series I
Trading Symbol	JAJCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the International Small Company Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Trust (Series I/JAJCX)	$58	1.05%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.05%
Net Assets	$ 105,380,020
Holdings Count | Holding	2,830
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$105,380,020
Total number of portfolio holdings	2,830
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Swiss Prime Site AG	0.5%
BAWAG Group AG	0.4%
Belimo Holding AG	0.4%
PSP Swiss Property AG	0.4%
SPIE SA	0.3%
Baloise Holding AG	0.3%
Hensoldt AG	0.3%
Gaztransport Et Technigaz SA	0.3%
LEG Immobilien SE	0.3%
Orion OYJ, Class B	0.3%

Sector Composition
Industrials	24.3%
Financials	14.3%
Materials	12.7%
Consumer discretionary	12.2%
Information technology	7.9%
Consumer staples	5.4%
Health care	5.4%
Energy	4.8%
Real estate	4.5%
Communication services	3.6%
Utilities	3.4%
Short-term investments and other	1.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Swiss Prime Site AG	0.5%
BAWAG Group AG	0.4%
Belimo Holding AG	0.4%
PSP Swiss Property AG	0.4%
SPIE SA	0.3%
Baloise Holding AG	0.3%
Hensoldt AG	0.3%
Gaztransport Et Technigaz SA	0.3%
LEG Immobilien SE	0.3%
Orion OYJ, Class B	0.3%

C000022686 [Member]
Shareholder Report [Line Items]
Fund Name	International Small Company Trust
Class Name	Series II
Trading Symbol	JAADX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the International Small Company Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Trust (Series II/JAADX)	$69	1.25%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.25%
Net Assets	$ 105,380,020
Holdings Count | Holding	2,830
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$105,380,020
Total number of portfolio holdings	2,830
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Swiss Prime Site AG	0.5%
BAWAG Group AG	0.4%
Belimo Holding AG	0.4%
PSP Swiss Property AG	0.4%
SPIE SA	0.3%
Baloise Holding AG	0.3%
Hensoldt AG	0.3%
Gaztransport Et Technigaz SA	0.3%
LEG Immobilien SE	0.3%
Orion OYJ, Class B	0.3%

Sector Composition
Industrials	24.3%
Financials	14.3%
Materials	12.7%
Consumer discretionary	12.2%
Information technology	7.9%
Consumer staples	5.4%
Health care	5.4%
Energy	4.8%
Real estate	4.5%
Communication services	3.6%
Utilities	3.4%
Short-term investments and other	1.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Swiss Prime Site AG	0.5%
BAWAG Group AG	0.4%
Belimo Holding AG	0.4%
PSP Swiss Property AG	0.4%
SPIE SA	0.3%
Baloise Holding AG	0.3%
Hensoldt AG	0.3%
Gaztransport Et Technigaz SA	0.3%
LEG Immobilien SE	0.3%
Orion OYJ, Class B	0.3%

C000022684 [Member]
Shareholder Report [Line Items]
Fund Name	International Small Company Trust
Class Name	Series NAV
Trading Symbol	JAJDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the International Small Company Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Trust (Series NAV/JAJDX)	$55	1.00%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.00%
Net Assets	$ 105,380,020
Holdings Count | Holding	2,830
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$105,380,020
Total number of portfolio holdings	2,830
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Swiss Prime Site AG	0.5%
BAWAG Group AG	0.4%
Belimo Holding AG	0.4%
PSP Swiss Property AG	0.4%
SPIE SA	0.3%
Baloise Holding AG	0.3%
Hensoldt AG	0.3%
Gaztransport Et Technigaz SA	0.3%
LEG Immobilien SE	0.3%
Orion OYJ, Class B	0.3%

Sector Composition
Industrials	24.3%
Financials	14.3%
Materials	12.7%
Consumer discretionary	12.2%
Information technology	7.9%
Consumer staples	5.4%
Health care	5.4%
Energy	4.8%
Real estate	4.5%
Communication services	3.6%
Utilities	3.4%
Short-term investments and other	1.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Swiss Prime Site AG	0.5%
BAWAG Group AG	0.4%
Belimo Holding AG	0.4%
PSP Swiss Property AG	0.4%
SPIE SA	0.3%
Baloise Holding AG	0.3%
Hensoldt AG	0.3%
Gaztransport Et Technigaz SA	0.3%
LEG Immobilien SE	0.3%
Orion OYJ, Class B	0.3%

C000022689 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value International Trust
Class Name	Series I
Trading Symbol	JAJHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Disciplined Value International Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Trust (Series I/JAJHX)	$48	0.85%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.85%
Net Assets	$ 302,471,391
Holdings Count | Holding	85
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$302,471,391
Total number of portfolio holdings	85
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAE Systems PLC	3.0%
The Weir Group PLC	2.8%
Heineken NV	2.3%
NAVER Corp.	2.3%
Shell PLC	2.3%
Euronext NV	2.2%
Danske Bank A/S	2.2%
Sandoz Group AG	2.1%
Alibaba Group Holding, Ltd.	2.0%
Enel SpA	1.9%

Sector Composition
Financials	22.3%
Industrials	21.4%
Health care	8.7%
Materials	8.0%
Energy	7.8%
Consumer staples	7.4%
Consumer discretionary	6.8%
Communication services	6.5%
Information technology	6.3%
Utilities	1.9%
Short-term investments and other	2.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
BAE Systems PLC	3.0%
The Weir Group PLC	2.8%
Heineken NV	2.3%
NAVER Corp.	2.3%
Shell PLC	2.3%
Euronext NV	2.2%
Danske Bank A/S	2.2%
Sandoz Group AG	2.1%
Alibaba Group Holding, Ltd.	2.0%
Enel SpA	1.9%

C000022690 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value International Trust
Class Name	Series II
Trading Symbol	JAJIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Disciplined Value International Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Trust (Series II/JAJIX)	$59	1.05%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.05%
Net Assets	$ 302,471,391
Holdings Count | Holding	85
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$302,471,391
Total number of portfolio holdings	85
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAE Systems PLC	3.0%
The Weir Group PLC	2.8%
Heineken NV	2.3%
NAVER Corp.	2.3%
Shell PLC	2.3%
Euronext NV	2.2%
Danske Bank A/S	2.2%
Sandoz Group AG	2.1%
Alibaba Group Holding, Ltd.	2.0%
Enel SpA	1.9%

Sector Composition
Financials	22.3%
Industrials	21.4%
Health care	8.7%
Materials	8.0%
Energy	7.8%
Consumer staples	7.4%
Consumer discretionary	6.8%
Communication services	6.5%
Information technology	6.3%
Utilities	1.9%
Short-term investments and other	2.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
BAE Systems PLC	3.0%
The Weir Group PLC	2.8%
Heineken NV	2.3%
NAVER Corp.	2.3%
Shell PLC	2.3%
Euronext NV	2.2%
Danske Bank A/S	2.2%
Sandoz Group AG	2.1%
Alibaba Group Holding, Ltd.	2.0%
Enel SpA	1.9%

C000022688 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value International Trust
Class Name	Series NAV
Trading Symbol	JAJJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Disciplined Value International Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Trust (Series NAV/JAJJX)	$45	0.80%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.80%
Net Assets	$ 302,471,391
Holdings Count | Holding	85
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$302,471,391
Total number of portfolio holdings	85
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAE Systems PLC	3.0%
The Weir Group PLC	2.8%
Heineken NV	2.3%
NAVER Corp.	2.3%
Shell PLC	2.3%
Euronext NV	2.2%
Danske Bank A/S	2.2%
Sandoz Group AG	2.1%
Alibaba Group Holding, Ltd.	2.0%
Enel SpA	1.9%

Sector Composition
Financials	22.3%
Industrials	21.4%
Health care	8.7%
Materials	8.0%
Energy	7.8%
Consumer staples	7.4%
Consumer discretionary	6.8%
Communication services	6.5%
Information technology	6.3%
Utilities	1.9%
Short-term investments and other	2.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
BAE Systems PLC	3.0%
The Weir Group PLC	2.8%
Heineken NV	2.3%
NAVER Corp.	2.3%
Shell PLC	2.3%
Euronext NV	2.2%
Danske Bank A/S	2.2%
Sandoz Group AG	2.1%
Alibaba Group Holding, Ltd.	2.0%
Enel SpA	1.9%

C000022704 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Index Trust
Class Name	Series I
Trading Symbol	JESIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Small Cap Index Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Trust (Series I/JESIX)	$26	0.53%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
Net Assets	$ 505,020,518
Holdings Count | Holding	1,826
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$505,020,518
Total number of portfolio holdings	1,826
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Credo Technology Group Holding, Ltd.	0.5%
Fabrinet	0.4%
IonQ, Inc.	0.4%
Hims & Hers Health, Inc.	0.4%
HealthEquity, Inc.	0.3%
The Ensign Group, Inc.	0.3%
Fluor Corp.	0.3%
Blueprint Medicines Corp.	0.3%
AeroVironment, Inc.	0.3%
Brinker International, Inc.	0.3%

Sector Composition
Financials	18.6%
Industrials	16.4%
Health care	15.4%
Information technology	14.1%
Consumer discretionary	9.7%
Real estate	5.9%
Energy	4.7%
Materials	3.6%
Utilities	3.1%
Communication services	2.5%
Consumer staples	2.2%
Short-term investments and other	3.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Credo Technology Group Holding, Ltd.	0.5%
Fabrinet	0.4%
IonQ, Inc.	0.4%
Hims & Hers Health, Inc.	0.4%
HealthEquity, Inc.	0.3%
The Ensign Group, Inc.	0.3%
Fluor Corp.	0.3%
Blueprint Medicines Corp.	0.3%
AeroVironment, Inc.	0.3%
Brinker International, Inc.	0.3%

C000022705 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Index Trust
Class Name	Series II
Trading Symbol	JAJOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Small Cap Index Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Trust (Series II/JAJOX)	$36	0.73%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%
Net Assets	$ 505,020,518
Holdings Count | Holding	1,826
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$505,020,518
Total number of portfolio holdings	1,826
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Credo Technology Group Holding, Ltd.	0.5%
Fabrinet	0.4%
IonQ, Inc.	0.4%
Hims & Hers Health, Inc.	0.4%
HealthEquity, Inc.	0.3%
The Ensign Group, Inc.	0.3%
Fluor Corp.	0.3%
Blueprint Medicines Corp.	0.3%
AeroVironment, Inc.	0.3%
Brinker International, Inc.	0.3%

Sector Composition
Financials	18.6%
Industrials	16.4%
Health care	15.4%
Information technology	14.1%
Consumer discretionary	9.7%
Real estate	5.9%
Energy	4.7%
Materials	3.6%
Utilities	3.1%
Communication services	2.5%
Consumer staples	2.2%
Short-term investments and other	3.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Credo Technology Group Holding, Ltd.	0.5%
Fabrinet	0.4%
IonQ, Inc.	0.4%
Hims & Hers Health, Inc.	0.4%
HealthEquity, Inc.	0.3%
The Ensign Group, Inc.	0.3%
Fluor Corp.	0.3%
Blueprint Medicines Corp.	0.3%
AeroVironment, Inc.	0.3%
Brinker International, Inc.	0.3%

C000022703 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Index Trust
Class Name	Series NAV
Trading Symbol	JAEWX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Small Cap Index Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Trust (Series NAV/JAEWX)	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 505,020,518
Holdings Count | Holding	1,826
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$505,020,518
Total number of portfolio holdings	1,826
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Credo Technology Group Holding, Ltd.	0.5%
Fabrinet	0.4%
IonQ, Inc.	0.4%
Hims & Hers Health, Inc.	0.4%
HealthEquity, Inc.	0.3%
The Ensign Group, Inc.	0.3%
Fluor Corp.	0.3%
Blueprint Medicines Corp.	0.3%
AeroVironment, Inc.	0.3%
Brinker International, Inc.	0.3%

Sector Composition
Financials	18.6%
Industrials	16.4%
Health care	15.4%
Information technology	14.1%
Consumer discretionary	9.7%
Real estate	5.9%
Energy	4.7%
Materials	3.6%
Utilities	3.1%
Communication services	2.5%
Consumer staples	2.2%
Short-term investments and other	3.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Credo Technology Group Holding, Ltd.	0.5%
Fabrinet	0.4%
IonQ, Inc.	0.4%
Hims & Hers Health, Inc.	0.4%
HealthEquity, Inc.	0.3%
The Ensign Group, Inc.	0.3%
Fluor Corp.	0.3%
Blueprint Medicines Corp.	0.3%
AeroVironment, Inc.	0.3%
Brinker International, Inc.	0.3%

C000022708 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Opportunities Trust
Class Name	Series I
Trading Symbol	JADLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Small Cap Opportunities Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Opportunities Trust (Series I/JADLX)	$45	0.92%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.92%
Net Assets	$ 163,724,007
Holdings Count | Holding	1,151
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$163,724,007
Total number of portfolio holdings	1,151
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Liberty Broadband Corp., Series C	0.6%
TD SYNNEX Corp.	0.6%
Toll Brothers, Inc.	0.6%
Zions Bancorp NA	0.6%
Bunge Global SA	0.6%
Molson Coors Beverage Company, Class B	0.6%
First Horizon Corp.	0.6%
The Mosaic Company	0.6%
Ally Financial, Inc.	0.6%
Permian Resources Corp.	0.5%

Sector Composition
Financials	28.2%
Industrials	16.0%
Consumer discretionary	14.9%
Energy	9.3%
Information technology	7.3%
Health care	7.2%
Materials	6.2%
Consumer staples	5.7%
Communication services	3.9%
Real estate	0.9%
Utilities	0.3%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Liberty Broadband Corp., Series C	0.6%
TD SYNNEX Corp.	0.6%
Toll Brothers, Inc.	0.6%
Zions Bancorp NA	0.6%
Bunge Global SA	0.6%
Molson Coors Beverage Company, Class B	0.6%
First Horizon Corp.	0.6%
The Mosaic Company	0.6%
Ally Financial, Inc.	0.6%
Permian Resources Corp.	0.5%

C000022709 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Opportunities Trust
Class Name	Series II
Trading Symbol	JADPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Small Cap Opportunities Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Opportunities Trust (Series II/JADPX)	$55	1.12%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.12%
Net Assets	$ 163,724,007
Holdings Count | Holding	1,151
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$163,724,007
Total number of portfolio holdings	1,151
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Liberty Broadband Corp., Series C	0.6%
TD SYNNEX Corp.	0.6%
Toll Brothers, Inc.	0.6%
Zions Bancorp NA	0.6%
Bunge Global SA	0.6%
Molson Coors Beverage Company, Class B	0.6%
First Horizon Corp.	0.6%
The Mosaic Company	0.6%
Ally Financial, Inc.	0.6%
Permian Resources Corp.	0.5%

Sector Composition
Financials	28.2%
Industrials	16.0%
Consumer discretionary	14.9%
Energy	9.3%
Information technology	7.3%
Health care	7.2%
Materials	6.2%
Consumer staples	5.7%
Communication services	3.9%
Real estate	0.9%
Utilities	0.3%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Liberty Broadband Corp., Series C	0.6%
TD SYNNEX Corp.	0.6%
Toll Brothers, Inc.	0.6%
Zions Bancorp NA	0.6%
Bunge Global SA	0.6%
Molson Coors Beverage Company, Class B	0.6%
First Horizon Corp.	0.6%
The Mosaic Company	0.6%
Ally Financial, Inc.	0.6%
Permian Resources Corp.	0.5%

C000022707 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Opportunities Trust
Class Name	Series NAV
Trading Symbol	JADMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Small Cap Opportunities Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Opportunities Trust (Series NAV/JADMX)	$43	0.87%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%
Net Assets	$ 163,724,007
Holdings Count | Holding	1,151
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$163,724,007
Total number of portfolio holdings	1,151
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Liberty Broadband Corp., Series C	0.6%
TD SYNNEX Corp.	0.6%
Toll Brothers, Inc.	0.6%
Zions Bancorp NA	0.6%
Bunge Global SA	0.6%
Molson Coors Beverage Company, Class B	0.6%
First Horizon Corp.	0.6%
The Mosaic Company	0.6%
Ally Financial, Inc.	0.6%
Permian Resources Corp.	0.5%

Sector Composition
Financials	28.2%
Industrials	16.0%
Consumer discretionary	14.9%
Energy	9.3%
Information technology	7.3%
Health care	7.2%
Materials	6.2%
Consumer staples	5.7%
Communication services	3.9%
Real estate	0.9%
Utilities	0.3%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Liberty Broadband Corp., Series C	0.6%
TD SYNNEX Corp.	0.6%
Toll Brothers, Inc.	0.6%
Zions Bancorp NA	0.6%
Bunge Global SA	0.6%
Molson Coors Beverage Company, Class B	0.6%
First Horizon Corp.	0.6%
The Mosaic Company	0.6%
Ally Financial, Inc.	0.6%
Permian Resources Corp.	0.5%

C000022712 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Core Trust
Class Name	Series I
Trading Symbol	JESVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Small Cap Core Trust, formerly Small Cap Value Trust, (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Trust (Series I/JESVX)	$49	1.02%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.02%
Net Assets	$ 288,947,229
Holdings Count | Holding	72
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$288,947,229
Total number of portfolio holdings	72
Portfolio turnover rate	110%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cullen/Frost Bankers, Inc.	2.4%
Arcosa, Inc.	2.3%
Pinnacle Financial Partners, Inc.	2.3%
SouthState Corp.	2.3%
EastGroup Properties, Inc.	2.1%
First Industrial Realty Trust, Inc.	2.1%
Banner Corp.	2.0%
Crane Company	1.9%
Atmus Filtration Technologies, Inc.	1.9%
Lithia Motors, Inc.	1.8%

Sector Composition
Information technology	23.2%
Industrials	20.0%
Financials	13.4%
Health care	13.3%
Consumer discretionary	11.5%
Real estate	4.2%
Energy	3.9%
Consumer staples	2.8%
Communication services	2.4%
Materials	1.4%
Utilities	1.3%
Short-term investments and other	2.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Cullen/Frost Bankers, Inc.	2.4%
Arcosa, Inc.	2.3%
Pinnacle Financial Partners, Inc.	2.3%
SouthState Corp.	2.3%
EastGroup Properties, Inc.	2.1%
First Industrial Realty Trust, Inc.	2.1%
Banner Corp.	2.0%
Crane Company	1.9%
Atmus Filtration Technologies, Inc.	1.9%
Lithia Motors, Inc.	1.8%

C000022713 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Core Trust
Class Name	Series II
Trading Symbol	JAGZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Small Cap Core Trust, formerly Small Cap Value Trust, (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Trust (Series II/JAGZX)	$59	1.22%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.22%
Net Assets	$ 288,947,229
Holdings Count | Holding	72
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$288,947,229
Total number of portfolio holdings	72
Portfolio turnover rate	110%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cullen/Frost Bankers, Inc.	2.4%
Arcosa, Inc.	2.3%
Pinnacle Financial Partners, Inc.	2.3%
SouthState Corp.	2.3%
EastGroup Properties, Inc.	2.1%
First Industrial Realty Trust, Inc.	2.1%
Banner Corp.	2.0%
Crane Company	1.9%
Atmus Filtration Technologies, Inc.	1.9%
Lithia Motors, Inc.	1.8%

Sector Composition
Information technology	23.2%
Industrials	20.0%
Financials	13.4%
Health care	13.3%
Consumer discretionary	11.5%
Real estate	4.2%
Energy	3.9%
Consumer staples	2.8%
Communication services	2.4%
Materials	1.4%
Utilities	1.3%
Short-term investments and other	2.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Cullen/Frost Bankers, Inc.	2.4%
Arcosa, Inc.	2.3%
Pinnacle Financial Partners, Inc.	2.3%
SouthState Corp.	2.3%
EastGroup Properties, Inc.	2.1%
First Industrial Realty Trust, Inc.	2.1%
Banner Corp.	2.0%
Crane Company	1.9%
Atmus Filtration Technologies, Inc.	1.9%
Lithia Motors, Inc.	1.8%

C000022711 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Core Trust
Class Name	Series NAV
Trading Symbol	JAHBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Small Cap Core Trust, formerly Small Cap Value Trust, (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Trust (Series NAV/JAHBX)	$47	0.97%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.97%
Net Assets	$ 288,947,229
Holdings Count | Holding	72
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$288,947,229
Total number of portfolio holdings	72
Portfolio turnover rate	110%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cullen/Frost Bankers, Inc.	2.4%
Arcosa, Inc.	2.3%
Pinnacle Financial Partners, Inc.	2.3%
SouthState Corp.	2.3%
EastGroup Properties, Inc.	2.1%
First Industrial Realty Trust, Inc.	2.1%
Banner Corp.	2.0%
Crane Company	1.9%
Atmus Filtration Technologies, Inc.	1.9%
Lithia Motors, Inc.	1.8%

Sector Composition
Information technology	23.2%
Industrials	20.0%
Financials	13.4%
Health care	13.3%
Consumer discretionary	11.5%
Real estate	4.2%
Energy	3.9%
Consumer staples	2.8%
Communication services	2.4%
Materials	1.4%
Utilities	1.3%
Short-term investments and other	2.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Cullen/Frost Bankers, Inc.	2.4%
Arcosa, Inc.	2.3%
Pinnacle Financial Partners, Inc.	2.3%
SouthState Corp.	2.3%
EastGroup Properties, Inc.	2.1%
First Industrial Realty Trust, Inc.	2.1%
Banner Corp.	2.0%
Crane Company	1.9%
Atmus Filtration Technologies, Inc.	1.9%
Lithia Motors, Inc.	1.8%

C000022724 [Member]
Shareholder Report [Line Items]
Fund Name	Small Company Value Trust
Class Name	Series I
Trading Symbol	JAEPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Small Company Value Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Company Value Trust (Series I/JAEPX)	$55	1.13%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.13%
Net Assets	$ 120,846,854
Holdings Count | Holding	198
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$120,846,854
Total number of portfolio holdings	198
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Pinnacle Financial Partners, Inc.	1.9%
PennyMac Financial Services, Inc.	1.5%
Columbia Banking System, Inc.	1.5%
Houlihan Lokey, Inc.	1.4%
SouthState Corp.	1.2%
Western Alliance Bancorp	1.2%
Mirion Technologies, Inc.	1.1%
FB Financial Corp.	1.0%
Carvana Company	1.0%
Matador Resources Company	1.0%

Sector Composition
Financials	28.4%
Industrials	13.2%
Real estate	10.8%
Consumer discretionary	9.6%
Health care	8.4%
Information technology	7.2%
Energy	6.8%
Utilities	5.8%
Materials	4.5%
Communication services	2.0%
Consumer staples	1.8%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Pinnacle Financial Partners, Inc.	1.9%
PennyMac Financial Services, Inc.	1.5%
Columbia Banking System, Inc.	1.5%
Houlihan Lokey, Inc.	1.4%
SouthState Corp.	1.2%
Western Alliance Bancorp	1.2%
Mirion Technologies, Inc.	1.1%
FB Financial Corp.	1.0%
Carvana Company	1.0%
Matador Resources Company	1.0%

C000022725 [Member]
Shareholder Report [Line Items]
Fund Name	Small Company Value Trust
Class Name	Series II
Trading Symbol	JAERX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Small Company Value Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Company Value Trust (Series II/JAERX)	$65	1.33%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.33%
Net Assets	$ 120,846,854
Holdings Count | Holding	198
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$120,846,854
Total number of portfolio holdings	198
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Pinnacle Financial Partners, Inc.	1.9%
PennyMac Financial Services, Inc.	1.5%
Columbia Banking System, Inc.	1.5%
Houlihan Lokey, Inc.	1.4%
SouthState Corp.	1.2%
Western Alliance Bancorp	1.2%
Mirion Technologies, Inc.	1.1%
FB Financial Corp.	1.0%
Carvana Company	1.0%
Matador Resources Company	1.0%

Sector Composition
Financials	28.4%
Industrials	13.2%
Real estate	10.8%
Consumer discretionary	9.6%
Health care	8.4%
Information technology	7.2%
Energy	6.8%
Utilities	5.8%
Materials	4.5%
Communication services	2.0%
Consumer staples	1.8%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Pinnacle Financial Partners, Inc.	1.9%
PennyMac Financial Services, Inc.	1.5%
Columbia Banking System, Inc.	1.5%
Houlihan Lokey, Inc.	1.4%
SouthState Corp.	1.2%
Western Alliance Bancorp	1.2%
Mirion Technologies, Inc.	1.1%
FB Financial Corp.	1.0%
Carvana Company	1.0%
Matador Resources Company	1.0%

C000022723 [Member]
Shareholder Report [Line Items]
Fund Name	Small Company Value Trust
Class Name	Series NAV
Trading Symbol	JAEQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Small Company Value Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Company Value Trust (Series NAV/JAEQX)	$53	1.08%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.08%
Net Assets	$ 120,846,854
Holdings Count | Holding	198
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$120,846,854
Total number of portfolio holdings	198
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Pinnacle Financial Partners, Inc.	1.9%
PennyMac Financial Services, Inc.	1.5%
Columbia Banking System, Inc.	1.5%
Houlihan Lokey, Inc.	1.4%
SouthState Corp.	1.2%
Western Alliance Bancorp	1.2%
Mirion Technologies, Inc.	1.1%
FB Financial Corp.	1.0%
Carvana Company	1.0%
Matador Resources Company	1.0%

Sector Composition
Financials	28.4%
Industrials	13.2%
Real estate	10.8%
Consumer discretionary	9.6%
Health care	8.4%
Information technology	7.2%
Energy	6.8%
Utilities	5.8%
Materials	4.5%
Communication services	2.0%
Consumer staples	1.8%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Pinnacle Financial Partners, Inc.	1.9%
PennyMac Financial Services, Inc.	1.5%
Columbia Banking System, Inc.	1.5%
Houlihan Lokey, Inc.	1.4%
SouthState Corp.	1.2%
Western Alliance Bancorp	1.2%
Mirion Technologies, Inc.	1.1%
FB Financial Corp.	1.0%
Carvana Company	1.0%
Matador Resources Company	1.0%

C000022740 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Trust
Class Name	Series I
Trading Symbol	JESNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Strategic Income Opportunities Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Trust (Series I/JESNX)	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Net Assets	$ 388,052,741
Holdings Count | Holding	486
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$388,052,741
Total number of portfolio holdings	486
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	46.3%
Foreign government obligations	20.3%
Term loans	9.5%
U.S. Government Agency	6.3%
U.S. Government	3.6%
Collateralized mortgage obligations – U.S. Government Agency	3.3%
Collateralized mortgage obligations – Commercial and residential	2.9%
Preferred securities	2.5%
Convertible bonds	1.6%
Asset-backed securities	1.5%
Short-term investments and other	2.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022741 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Trust
Class Name	Series II
Trading Symbol	JESPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Strategic Income Opportunities Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Trust (Series II/JESPX)	$50	0.98%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
Net Assets	$ 388,052,741
Holdings Count | Holding	486
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$388,052,741
Total number of portfolio holdings	486
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	46.3%
Foreign government obligations	20.3%
Term loans	9.5%
U.S. Government Agency	6.3%
U.S. Government	3.6%
Collateralized mortgage obligations – U.S. Government Agency	3.3%
Collateralized mortgage obligations – Commercial and residential	2.9%
Preferred securities	2.5%
Convertible bonds	1.6%
Asset-backed securities	1.5%
Short-term investments and other	2.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022739 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Trust
Class Name	Series NAV
Trading Symbol	JVRNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Strategic Income Opportunities Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Trust (Series NAV/JVRNX)	$37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Net Assets	$ 388,052,741
Holdings Count | Holding	486
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$388,052,741
Total number of portfolio holdings	486
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	46.3%
Foreign government obligations	20.3%
Term loans	9.5%
U.S. Government Agency	6.3%
U.S. Government	3.6%
Collateralized mortgage obligations – U.S. Government Agency	3.3%
Collateralized mortgage obligations – Commercial and residential	2.9%
Preferred securities	2.5%
Convertible bonds	1.6%
Asset-backed securities	1.5%
Short-term investments and other	2.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022744 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Large Cap Value Trust
Class Name	Series I
Trading Symbol	JVFLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Fundamental Large Cap Value Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Value Trust (Series I/JVFLX)	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
Net Assets	$ 816,027,365
Holdings Count | Holding	60
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$816,027,365
Total number of portfolio holdings	60
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cheniere Energy, Inc.	5.1%
Oracle Corp.	4.4%
Nasdaq, Inc.	4.1%
Elevance Health, Inc.	4.1%
Crown Castle, Inc.	3.5%
Microsoft Corp.	3.3%
Walmart, Inc.	3.3%
Hologic, Inc.	3.1%
Comcast Corp., Class A	3.0%
United Rentals, Inc.	2.8%

Sector Composition
Health care	19.6%
Financials	18.4%
Information technology	14.6%
Industrials	12.0%
Consumer staples	8.8%
Energy	7.7%
Communication services	7.3%
Consumer discretionary	6.8%
Real estate	3.5%
Materials	0.8%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Cheniere Energy, Inc.	5.1%
Oracle Corp.	4.4%
Nasdaq, Inc.	4.1%
Elevance Health, Inc.	4.1%
Crown Castle, Inc.	3.5%
Microsoft Corp.	3.3%
Walmart, Inc.	3.3%
Hologic, Inc.	3.1%
Comcast Corp., Class A	3.0%
United Rentals, Inc.	2.8%

C000022745 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Large Cap Value Trust
Class Name	Series II
Trading Symbol	JADJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Fundamental Large Cap Value Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Value Trust (Series II/JADJX)	$50	0.97%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
Net Assets	$ 816,027,365
Holdings Count | Holding	60
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$816,027,365
Total number of portfolio holdings	60
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cheniere Energy, Inc.	5.1%
Oracle Corp.	4.4%
Nasdaq, Inc.	4.1%
Elevance Health, Inc.	4.1%
Crown Castle, Inc.	3.5%
Microsoft Corp.	3.3%
Walmart, Inc.	3.3%
Hologic, Inc.	3.1%
Comcast Corp., Class A	3.0%
United Rentals, Inc.	2.8%

Sector Composition
Health care	19.6%
Financials	18.4%
Information technology	14.6%
Industrials	12.0%
Consumer staples	8.8%
Energy	7.7%
Communication services	7.3%
Consumer discretionary	6.8%
Real estate	3.5%
Materials	0.8%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Cheniere Energy, Inc.	5.1%
Oracle Corp.	4.4%
Nasdaq, Inc.	4.1%
Elevance Health, Inc.	4.1%
Crown Castle, Inc.	3.5%
Microsoft Corp.	3.3%
Walmart, Inc.	3.3%
Hologic, Inc.	3.1%
Comcast Corp., Class A	3.0%
United Rentals, Inc.	2.8%

C000022743 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Large Cap Value Trust
Class Name	Series NAV
Trading Symbol	JADIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Fundamental Large Cap Value Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Value Trust (Series NAV/JADIX)	$37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
Net Assets	$ 816,027,365
Holdings Count | Holding	60
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$816,027,365
Total number of portfolio holdings	60
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cheniere Energy, Inc.	5.1%
Oracle Corp.	4.4%
Nasdaq, Inc.	4.1%
Elevance Health, Inc.	4.1%
Crown Castle, Inc.	3.5%
Microsoft Corp.	3.3%
Walmart, Inc.	3.3%
Hologic, Inc.	3.1%
Comcast Corp., Class A	3.0%
United Rentals, Inc.	2.8%

Sector Composition
Health care	19.6%
Financials	18.4%
Information technology	14.6%
Industrials	12.0%
Consumer staples	8.8%
Energy	7.7%
Communication services	7.3%
Consumer discretionary	6.8%
Real estate	3.5%
Materials	0.8%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Cheniere Energy, Inc.	5.1%
Oracle Corp.	4.4%
Nasdaq, Inc.	4.1%
Elevance Health, Inc.	4.1%
Crown Castle, Inc.	3.5%
Microsoft Corp.	3.3%
Walmart, Inc.	3.3%
Hologic, Inc.	3.1%
Comcast Corp., Class A	3.0%
United Rentals, Inc.	2.8%

C000022760 [Member]
Shareholder Report [Line Items]
Fund Name	Total Stock Market Index Trust
Class Name	Series I
Trading Symbol	JETSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Total Stock Market Index Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Stock Market Index Trust (Series I/JETSX)	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 1,072,039,530
Holdings Count | Holding	2,565
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,072,039,530
Total number of portfolio holdings	2,565
Portfolio turnover rate	4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	5.9%
Microsoft Corp.	5.7%
Apple, Inc.	4.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.5%
Broadcom, Inc.	2.0%
Alphabet, Inc., Class A	1.6%
Tesla, Inc.	1.6%
Alphabet, Inc., Class C	1.5%
JPMorgan Chase & Co.	1.3%

Sector Composition
Information technology	29.5%
Financials	14.1%
Consumer discretionary	10.4%
Industrials	9.4%
Health care	9.3%
Communication services	9.1%
Consumer staples	5.6%
Energy	2.9%
Real estate	2.3%
Materials	2.2%
Utilities	2.2%
Short-term investments and other	3.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	5.9%
Microsoft Corp.	5.7%
Apple, Inc.	4.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.5%
Broadcom, Inc.	2.0%
Alphabet, Inc., Class A	1.6%
Tesla, Inc.	1.6%
Alphabet, Inc., Class C	1.5%
JPMorgan Chase & Co.	1.3%

C000022761 [Member]
Shareholder Report [Line Items]
Fund Name	Total Stock Market Index Trust
Class Name	Series I
Trading Symbol	JAFFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Total Stock Market Index Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Stock Market Index Trust (Series II/JAFFX)	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 1,072,039,530
Holdings Count | Holding	2,565
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,072,039,530
Total number of portfolio holdings	2,565
Portfolio turnover rate	4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	5.9%
Microsoft Corp.	5.7%
Apple, Inc.	4.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.5%
Broadcom, Inc.	2.0%
Alphabet, Inc., Class A	1.6%
Tesla, Inc.	1.6%
Alphabet, Inc., Class C	1.5%
JPMorgan Chase & Co.	1.3%

Sector Composition
Information technology	29.5%
Financials	14.1%
Consumer discretionary	10.4%
Industrials	9.4%
Health care	9.3%
Communication services	9.1%
Consumer staples	5.6%
Energy	2.9%
Real estate	2.3%
Materials	2.2%
Utilities	2.2%
Short-term investments and other	3.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	5.9%
Microsoft Corp.	5.7%
Apple, Inc.	4.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.5%
Broadcom, Inc.	2.0%
Alphabet, Inc., Class A	1.6%
Tesla, Inc.	1.6%
Alphabet, Inc., Class C	1.5%
JPMorgan Chase & Co.	1.3%

C000022759 [Member]
Shareholder Report [Line Items]
Fund Name	Total Stock Market Index Trust
Class Name	Series NAV
Trading Symbol	JAFEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Total Stock Market Index Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Stock Market Index Trust (Series NAV/JAFEX)	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Net Assets	$ 1,072,039,530
Holdings Count | Holding	2,565
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,072,039,530
Total number of portfolio holdings	2,565
Portfolio turnover rate	4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	5.9%
Microsoft Corp.	5.7%
Apple, Inc.	4.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.5%
Broadcom, Inc.	2.0%
Alphabet, Inc., Class A	1.6%
Tesla, Inc.	1.6%
Alphabet, Inc., Class C	1.5%
JPMorgan Chase & Co.	1.3%

Sector Composition
Information technology	29.5%
Financials	14.1%
Consumer discretionary	10.4%
Industrials	9.4%
Health care	9.3%
Communication services	9.1%
Consumer staples	5.6%
Energy	2.9%
Real estate	2.3%
Materials	2.2%
Utilities	2.2%
Short-term investments and other	3.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	5.9%
Microsoft Corp.	5.7%
Apple, Inc.	4.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.5%
Broadcom, Inc.	2.0%
Alphabet, Inc., Class A	1.6%
Tesla, Inc.	1.6%
Alphabet, Inc., Class C	1.5%
JPMorgan Chase & Co.	1.3%

C000022812 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Trust
Class Name	Series I
Trading Symbol	JADBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Real Estate Securities Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Trust (Series I/JADBX)	$40	0.81%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%
Net Assets	$ 279,265,952
Holdings Count | Holding	35
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$279,265,952
Total number of portfolio holdings	35
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	9.9%
Prologis, Inc.	7.8%
Equinix, Inc.	6.2%
Essex Property Trust, Inc.	5.6%
Public Storage	4.7%
EastGroup Properties, Inc.	3.6%
SL Green Realty Corp.	3.3%
AvalonBay Communities, Inc.	3.3%
American Tower Corp.	3.3%
EPR Properties	3.1%

Industry Composition
Specialized REITs	25.1%
Health care REITs	16.9%
Residential REITs	16.4%
Retail REITs	12.8%
Industrial REITs	11.4%
Office REITs	5.9%
Hotels, restaurants and leisure	3.4%
Diversified REITs	3.0%
Health care providers and services	1.8%
Real estate management and development	1.2%
Hotel and resort REITs	0.5%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Welltower, Inc.	9.9%
Prologis, Inc.	7.8%
Equinix, Inc.	6.2%
Essex Property Trust, Inc.	5.6%
Public Storage	4.7%
EastGroup Properties, Inc.	3.6%
SL Green Realty Corp.	3.3%
AvalonBay Communities, Inc.	3.3%
American Tower Corp.	3.3%
EPR Properties	3.1%

C000022813 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Trust
Class Name	Series II
Trading Symbol	JAJLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Real Estate Securities Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Trust (Series II/JAJLX)	$50	1.01%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.01%
Net Assets	$ 279,265,952
Holdings Count | Holding	35
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$279,265,952
Total number of portfolio holdings	35
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	9.9%
Prologis, Inc.	7.8%
Equinix, Inc.	6.2%
Essex Property Trust, Inc.	5.6%
Public Storage	4.7%
EastGroup Properties, Inc.	3.6%
SL Green Realty Corp.	3.3%
AvalonBay Communities, Inc.	3.3%
American Tower Corp.	3.3%
EPR Properties	3.1%

Industry Composition
Specialized REITs	25.1%
Health care REITs	16.9%
Residential REITs	16.4%
Retail REITs	12.8%
Industrial REITs	11.4%
Office REITs	5.9%
Hotels, restaurants and leisure	3.4%
Diversified REITs	3.0%
Health care providers and services	1.8%
Real estate management and development	1.2%
Hotel and resort REITs	0.5%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Welltower, Inc.	9.9%
Prologis, Inc.	7.8%
Equinix, Inc.	6.2%
Essex Property Trust, Inc.	5.6%
Public Storage	4.7%
EastGroup Properties, Inc.	3.6%
SL Green Realty Corp.	3.3%
AvalonBay Communities, Inc.	3.3%
American Tower Corp.	3.3%
EPR Properties	3.1%

C000022811 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Trust
Class Name	Series NAV
Trading Symbol	JAJMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Real Estate Securities Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Trust (Series NAV/JAJMX)	$37	0.76%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.76%
Net Assets	$ 279,265,952
Holdings Count | Holding	35
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$279,265,952
Total number of portfolio holdings	35
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	9.9%
Prologis, Inc.	7.8%
Equinix, Inc.	6.2%
Essex Property Trust, Inc.	5.6%
Public Storage	4.7%
EastGroup Properties, Inc.	3.6%
SL Green Realty Corp.	3.3%
AvalonBay Communities, Inc.	3.3%
American Tower Corp.	3.3%
EPR Properties	3.1%

Industry Composition
Specialized REITs	25.1%
Health care REITs	16.9%
Residential REITs	16.4%
Retail REITs	12.8%
Industrial REITs	11.4%
Office REITs	5.9%
Hotels, restaurants and leisure	3.4%
Diversified REITs	3.0%
Health care providers and services	1.8%
Real estate management and development	1.2%
Hotel and resort REITs	0.5%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Welltower, Inc.	9.9%
Prologis, Inc.	7.8%
Equinix, Inc.	6.2%
Essex Property Trust, Inc.	5.6%
Public Storage	4.7%
EastGroup Properties, Inc.	3.6%
SL Green Realty Corp.	3.3%
AvalonBay Communities, Inc.	3.3%
American Tower Corp.	3.3%
EPR Properties	3.1%

C000022820 [Member]
Shareholder Report [Line Items]
Fund Name	Science & Technology Trust
Class Name	Series I
Trading Symbol	JESTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Science & Technology Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Trust (Series I/JESTX)	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Net Assets	$ 1,089,782,016
Holdings Count | Holding	86
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,089,782,016
Total number of portfolio holdings	86
Portfolio turnover rate	116%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	10.0%
Meta Platforms, Inc., Class A	10.0%
Microsoft Corp.	8.8%
Broadcom, Inc.	7.7%
Apple, Inc.	4.3%
Advanced Micro Devices, Inc.	3.6%
Alphabet, Inc., Class C	3.4%
MicroStrategy, Inc., Class A	3.2%
Oracle Corp.	2.6%
Applied Materials, Inc.	2.4%

Sector Composition
Information technology	78.5%
Communication services	18.0%
Financials	1.7%
Consumer discretionary	1.4%
Industrials	0.1%
Short-term investments and other	0.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	10.0%
Meta Platforms, Inc., Class A	10.0%
Microsoft Corp.	8.8%
Broadcom, Inc.	7.7%
Apple, Inc.	4.3%
Advanced Micro Devices, Inc.	3.6%
Alphabet, Inc., Class C	3.4%
MicroStrategy, Inc., Class A	3.2%
Oracle Corp.	2.6%
Applied Materials, Inc.	2.4%

C000022821 [Member]
Shareholder Report [Line Items]
Fund Name	Science & Technology Trust
Class Name	Series II
Trading Symbol	JAFUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Science & Technology Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Trust (Series II/JAFUX)	$60	1.19%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.19%
Net Assets	$ 1,089,782,016
Holdings Count | Holding	86
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,089,782,016
Total number of portfolio holdings	86
Portfolio turnover rate	116%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	10.0%
Meta Platforms, Inc., Class A	10.0%
Microsoft Corp.	8.8%
Broadcom, Inc.	7.7%
Apple, Inc.	4.3%
Advanced Micro Devices, Inc.	3.6%
Alphabet, Inc., Class C	3.4%
MicroStrategy, Inc., Class A	3.2%
Oracle Corp.	2.6%
Applied Materials, Inc.	2.4%

Sector Composition
Information technology	78.5%
Communication services	18.0%
Financials	1.7%
Consumer discretionary	1.4%
Industrials	0.1%
Short-term investments and other	0.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	10.0%
Meta Platforms, Inc., Class A	10.0%
Microsoft Corp.	8.8%
Broadcom, Inc.	7.7%
Apple, Inc.	4.3%
Advanced Micro Devices, Inc.	3.6%
Alphabet, Inc., Class C	3.4%
MicroStrategy, Inc., Class A	3.2%
Oracle Corp.	2.6%
Applied Materials, Inc.	2.4%

C000022819 [Member]
Shareholder Report [Line Items]
Fund Name	Science & Technology Trust
Class Name	Series NAV
Trading Symbol	JAFSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Science & Technology Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Trust (Series NAV/JAFSX)	$48	0.94%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
Net Assets	$ 1,089,782,016
Holdings Count | Holding	86
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,089,782,016
Total number of portfolio holdings	86
Portfolio turnover rate	116%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	10.0%
Meta Platforms, Inc., Class A	10.0%
Microsoft Corp.	8.8%
Broadcom, Inc.	7.7%
Apple, Inc.	4.3%
Advanced Micro Devices, Inc.	3.6%
Alphabet, Inc., Class C	3.4%
MicroStrategy, Inc., Class A	3.2%
Oracle Corp.	2.6%
Applied Materials, Inc.	2.4%

Sector Composition
Information technology	78.5%
Communication services	18.0%
Financials	1.7%
Consumer discretionary	1.4%
Industrials	0.1%
Short-term investments and other	0.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	10.0%
Meta Platforms, Inc., Class A	10.0%
Microsoft Corp.	8.8%
Broadcom, Inc.	7.7%
Apple, Inc.	4.3%
Advanced Micro Devices, Inc.	3.6%
Alphabet, Inc., Class C	3.4%
MicroStrategy, Inc., Class A	3.2%
Oracle Corp.	2.6%
Applied Materials, Inc.	2.4%

C000022832 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Stock Trust
Class Name	Series I
Trading Symbol	JESGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Small Cap Stock Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Stock Trust (Series I/JESGX)	$55	1.12%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.12%
Net Assets	$ 274,159,775
Holdings Count | Holding	102
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$274,159,775
Total number of portfolio holdings	102
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
The AZEK Company, Inc.	2.8%
Verra Mobility Corp.	2.7%
CyberArk Software, Ltd.	2.6%
ExlService Holdings, Inc.	2.5%
AvePoint, Inc.	2.3%
SiTime Corp.	2.2%
PJT Partners, Inc., Class A	2.0%
Casella Waste Systems, Inc., Class A	2.0%
Cabot Corp.	1.9%
Zurn Elkay Water Solutions Corp.	1.9%

Sector Composition
Industrials	26.2%
Health care	24.6%
Information technology	16.8%
Consumer discretionary	12.0%
Financials	8.5%
Real estate	3.3%
Communication services	2.3%
Materials	1.9%
Energy	1.8%
Consumer staples	1.7%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
The AZEK Company, Inc.	2.8%
Verra Mobility Corp.	2.7%
CyberArk Software, Ltd.	2.6%
ExlService Holdings, Inc.	2.5%
AvePoint, Inc.	2.3%
SiTime Corp.	2.2%
PJT Partners, Inc., Class A	2.0%
Casella Waste Systems, Inc., Class A	2.0%
Cabot Corp.	1.9%
Zurn Elkay Water Solutions Corp.	1.9%

C000022833 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Stock Trust
Class Name	Series II
Trading Symbol	JAGQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Small Cap Stock Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Stock Trust (Series II/JAGQX)	$65	1.32%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.32%
Net Assets	$ 274,159,775
Holdings Count | Holding	102
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$274,159,775
Total number of portfolio holdings	102
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
The AZEK Company, Inc.	2.8%
Verra Mobility Corp.	2.7%
CyberArk Software, Ltd.	2.6%
ExlService Holdings, Inc.	2.5%
AvePoint, Inc.	2.3%
SiTime Corp.	2.2%
PJT Partners, Inc., Class A	2.0%
Casella Waste Systems, Inc., Class A	2.0%
Cabot Corp.	1.9%
Zurn Elkay Water Solutions Corp.	1.9%

Sector Composition
Industrials	26.2%
Health care	24.6%
Information technology	16.8%
Consumer discretionary	12.0%
Financials	8.5%
Real estate	3.3%
Communication services	2.3%
Materials	1.9%
Energy	1.8%
Consumer staples	1.7%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
The AZEK Company, Inc.	2.8%
Verra Mobility Corp.	2.7%
CyberArk Software, Ltd.	2.6%
ExlService Holdings, Inc.	2.5%
AvePoint, Inc.	2.3%
SiTime Corp.	2.2%
PJT Partners, Inc., Class A	2.0%
Casella Waste Systems, Inc., Class A	2.0%
Cabot Corp.	1.9%
Zurn Elkay Water Solutions Corp.	1.9%

C000022831 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Stock Trust
Class Name	Series NAV
Trading Symbol	JAGPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Small Cap Stock Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Stock Trust (Series NAV/JAGPX)	$53	1.07%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.07%
Net Assets	$ 274,159,775
Holdings Count | Holding	102
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$274,159,775
Total number of portfolio holdings	102
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
The AZEK Company, Inc.	2.8%
Verra Mobility Corp.	2.7%
CyberArk Software, Ltd.	2.6%
ExlService Holdings, Inc.	2.5%
AvePoint, Inc.	2.3%
SiTime Corp.	2.2%
PJT Partners, Inc., Class A	2.0%
Casella Waste Systems, Inc., Class A	2.0%
Cabot Corp.	1.9%
Zurn Elkay Water Solutions Corp.	1.9%

Sector Composition
Industrials	26.2%
Health care	24.6%
Information technology	16.8%
Consumer discretionary	12.0%
Financials	8.5%
Real estate	3.3%
Communication services	2.3%
Materials	1.9%
Energy	1.8%
Consumer staples	1.7%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
The AZEK Company, Inc.	2.8%
Verra Mobility Corp.	2.7%
CyberArk Software, Ltd.	2.6%
ExlService Holdings, Inc.	2.5%
AvePoint, Inc.	2.3%
SiTime Corp.	2.2%
PJT Partners, Inc., Class A	2.0%
Casella Waste Systems, Inc., Class A	2.0%
Cabot Corp.	1.9%
Zurn Elkay Water Solutions Corp.	1.9%

C000047744 [Member]
Shareholder Report [Line Items]
Fund Name	American Asset Allocation Trust
Class Name	Series I
Trading Symbol	JAHZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the American Asset Allocation Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Asset Allocation Trust (Series I/JAHZX)	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 1,209,332,404
Holdings Count | Holding	1
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,209,332,404
Total number of portfolio holdings	1
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Asset Allocation Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Portfolio Composition
Common stocks	67.6%
Collateralized mortgage obligations	10.4%
Corporate bonds	9.6%
U.S. Government and agency obligations	7.1%
Asset-backed securities	2.1%
Foreign government obligations	0.1%
Short-term investments and other	3.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000047745 [Member]
Shareholder Report [Line Items]
Fund Name	American Asset Allocation Trust
Class Name	Series II
Trading Symbol	JAIFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the American Asset Allocation Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Asset Allocation Trust (Series II/JAIFX)	$37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
Net Assets	$ 1,209,332,404
Holdings Count | Holding	1
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,209,332,404
Total number of portfolio holdings	1
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Asset Allocation Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Portfolio Composition
Common stocks	67.6%
Collateralized mortgage obligations	10.4%
Corporate bonds	9.6%
U.S. Government and agency obligations	7.1%
Asset-backed securities	2.1%
Foreign government obligations	0.1%
Short-term investments and other	3.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000047746 [Member]
Shareholder Report [Line Items]
Fund Name	American Asset Allocation Trust
Class Name	Series III
Trading Symbol	JAIDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the American Asset Allocation Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Asset Allocation Trust (Series III/JAIDX)	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
Net Assets	$ 1,209,332,404
Holdings Count | Holding	1
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,209,332,404
Total number of portfolio holdings	1
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Asset Allocation Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Portfolio Composition
Common stocks	67.6%
Collateralized mortgage obligations	10.4%
Corporate bonds	9.6%
U.S. Government and agency obligations	7.1%
Asset-backed securities	2.1%
Foreign government obligations	0.1%
Short-term investments and other	3.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000047759 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value Emerging Markets Equity Trust
Class Name	Series I
Trading Symbol	JAJBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Disciplined Value Emerging Markets Equity Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Trust (Series I/JAJBX)	$51	0.97%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%
Net Assets	$ 240,181,254
Holdings Count | Holding	170
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$240,181,254
Total number of portfolio holdings	170
Portfolio turnover rate	97%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	5.1%
Tencent Holdings, Ltd.	4.9%
Samsung Electronics Company, Ltd.	2.9%
Hyundai Mobis Company, Ltd.	2.8%
WuXi AppTec Company, Ltd., H Shares	2.5%
Samsung Electronics Company, Ltd.	2.3%
Sendas Distribuidora SA	2.0%
Millicom International Cellular SA	2.0%
Hana Financial Group, Inc.	1.9%
Muyuan Foods Company, Ltd., Class A	1.9%

Sector Composition
Information technology	17.3%
Communication services	13.5%
Consumer staples	11.9%
Financials	11.8%
Consumer discretionary	10.9%
Health care	7.7%
Materials	7.7%
Industrials	7.5%
Energy	1.6%
Real estate	1.6%
Utilities	0.4%
Short-term investments and other	8.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	5.1%
Tencent Holdings, Ltd.	4.9%
Samsung Electronics Company, Ltd.	2.9%
Hyundai Mobis Company, Ltd.	2.8%
WuXi AppTec Company, Ltd., H Shares	2.5%
Samsung Electronics Company, Ltd.	2.3%
Sendas Distribuidora SA	2.0%
Millicom International Cellular SA	2.0%
Hana Financial Group, Inc.	1.9%
Muyuan Foods Company, Ltd., Class A	1.9%

C000047760 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value Emerging Markets Equity Trust
Class Name	Series II
Trading Symbol	JEMTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Disciplined Value Emerging Markets Equity Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Trust (Series II/JEMTX)	$62	1.17%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.17%
Net Assets	$ 240,181,254
Holdings Count | Holding	170
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$240,181,254
Total number of portfolio holdings	170
Portfolio turnover rate	97%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	5.1%
Tencent Holdings, Ltd.	4.9%
Samsung Electronics Company, Ltd.	2.9%
Hyundai Mobis Company, Ltd.	2.8%
WuXi AppTec Company, Ltd., H Shares	2.5%
Samsung Electronics Company, Ltd.	2.3%
Sendas Distribuidora SA	2.0%
Millicom International Cellular SA	2.0%
Hana Financial Group, Inc.	1.9%
Muyuan Foods Company, Ltd., Class A	1.9%

Sector Composition
Information technology	17.3%
Communication services	13.5%
Consumer staples	11.9%
Financials	11.8%
Consumer discretionary	10.9%
Health care	7.7%
Materials	7.7%
Industrials	7.5%
Energy	1.6%
Real estate	1.6%
Utilities	0.4%
Short-term investments and other	8.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	5.1%
Tencent Holdings, Ltd.	4.9%
Samsung Electronics Company, Ltd.	2.9%
Hyundai Mobis Company, Ltd.	2.8%
WuXi AppTec Company, Ltd., H Shares	2.5%
Samsung Electronics Company, Ltd.	2.3%
Sendas Distribuidora SA	2.0%
Millicom International Cellular SA	2.0%
Hana Financial Group, Inc.	1.9%
Muyuan Foods Company, Ltd., Class A	1.9%

C000047761 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value Emerging Markets Equity Trust
Class Name	Series NAV
Trading Symbol	JHVTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Disciplined Value Emerging Markets Equity Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Trust (Series NAV/JHVTX)	$49	0.92%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.92%
Net Assets	$ 240,181,254
Holdings Count | Holding	170
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$240,181,254
Total number of portfolio holdings	170
Portfolio turnover rate	97%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	5.1%
Tencent Holdings, Ltd.	4.9%
Samsung Electronics Company, Ltd.	2.9%
Hyundai Mobis Company, Ltd.	2.8%
WuXi AppTec Company, Ltd., H Shares	2.5%
Samsung Electronics Company, Ltd.	2.3%
Sendas Distribuidora SA	2.0%
Millicom International Cellular SA	2.0%
Hana Financial Group, Inc.	1.9%
Muyuan Foods Company, Ltd., Class A	1.9%

Sector Composition
Information technology	17.3%
Communication services	13.5%
Consumer staples	11.9%
Financials	11.8%
Consumer discretionary	10.9%
Health care	7.7%
Materials	7.7%
Industrials	7.5%
Energy	1.6%
Real estate	1.6%
Utilities	0.4%
Short-term investments and other	8.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	5.1%
Tencent Holdings, Ltd.	4.9%
Samsung Electronics Company, Ltd.	2.9%
Hyundai Mobis Company, Ltd.	2.8%
WuXi AppTec Company, Ltd., H Shares	2.5%
Samsung Electronics Company, Ltd.	2.3%
Sendas Distribuidora SA	2.0%
Millicom International Cellular SA	2.0%
Hana Financial Group, Inc.	1.9%
Muyuan Foods Company, Ltd., Class A	1.9%

C000047764 [Member]
Shareholder Report [Line Items]
Fund Name	American Global Growth Trust
Class Name	Series I
Trading Symbol	JAJQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the American Global Growth Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Global Growth Trust (Series I/JAJQX)	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 200,483,467
Holdings Count | Holding	1
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$200,483,467
Total number of portfolio holdings	1
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Global Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	28.6%
Financials	16.2%
Industrials	15.3%
Consumer discretionary	14.6%
Health care	8.8%
Communication services	6.4%
Consumer staples	3.2%
Energy	2.2%
Materials	2.1%
Utilities	0.5%
Real estate	0.1%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000047762 [Member]
Shareholder Report [Line Items]
Fund Name	American Global Growth Trust
Class Name	Series II
Trading Symbol	JAHWX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the American Global Growth Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Global Growth Trust (Series II/JAHWX)	$38	0.72%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%
Net Assets	$ 200,483,467
Holdings Count | Holding	1
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$200,483,467
Total number of portfolio holdings	1
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Global Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	28.6%
Financials	16.2%
Industrials	15.3%
Consumer discretionary	14.6%
Health care	8.8%
Communication services	6.4%
Consumer staples	3.2%
Energy	2.2%
Materials	2.1%
Utilities	0.5%
Real estate	0.1%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000047763 [Member]
Shareholder Report [Line Items]
Fund Name	American Global Growth Trust
Class Name	Series III
Trading Symbol	JAHVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the American Global Growth Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Global Growth Trust (Series III/JAHVX)	$16	0.30%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%
Net Assets	$ 200,483,467
Holdings Count | Holding	1
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$200,483,467
Total number of portfolio holdings	1
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Global Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	28.6%
Financials	16.2%
Industrials	15.3%
Consumer discretionary	14.6%
Health care	8.8%
Communication services	6.4%
Consumer staples	3.2%
Energy	2.2%
Materials	2.1%
Utilities	0.5%
Real estate	0.1%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000063027 [Member]
Shareholder Report [Line Items]
Fund Name	Capital Appreciation Value Trust
Class Name	Series I
Trading Symbol	JAFPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Capital Appreciation Value Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Value Trust (Series I/JAFPX)	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 483,775,251
Holdings Count | Holding	251
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$483,775,251
Total number of portfolio holdings	251
Portfolio turnover rate	61%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	6.6%
U.S. Treasury Note, 4.000%, 02/28/2030	4.3%
Amazon.com, Inc.	4.2%
U.S. Treasury Note, 4.000%, 05/31/2030	3.7%
NVIDIA Corp.	3.5%
U.S. Treasury Note, 3.875%, 04/30/2030	3.3%
Becton, Dickinson and Company	2.7%
Roper Technologies, Inc.	2.7%
U.S. Treasury Note, 4.000%, 03/31/2030	2.5%
PTC, Inc.	2.3%

Portfolio Composition
Common stocks	60.5%
U.S. Government	14.2%
Term loans	9.2%
Corporate bonds	7.4%
Asset-backed securities	0.1%
Short-term investments and other	8.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	6.6%
U.S. Treasury Note, 4.000%, 02/28/2030	4.3%
Amazon.com, Inc.	4.2%
U.S. Treasury Note, 4.000%, 05/31/2030	3.7%
NVIDIA Corp.	3.5%
U.S. Treasury Note, 3.875%, 04/30/2030	3.3%
Becton, Dickinson and Company	2.7%
Roper Technologies, Inc.	2.7%
U.S. Treasury Note, 4.000%, 03/31/2030	2.5%
PTC, Inc.	2.3%

C000063028 [Member]
Shareholder Report [Line Items]
Fund Name	Capital Appreciation Value Trust
Class Name	Series II
Trading Symbol	JAFQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Capital Appreciation Value Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Value Trust (Series II/JAFQX)	$56	1.10%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
Net Assets	$ 483,775,251
Holdings Count | Holding	251
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$483,775,251
Total number of portfolio holdings	251
Portfolio turnover rate	61%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	6.6%
U.S. Treasury Note, 4.000%, 02/28/2030	4.3%
Amazon.com, Inc.	4.2%
U.S. Treasury Note, 4.000%, 05/31/2030	3.7%
NVIDIA Corp.	3.5%
U.S. Treasury Note, 3.875%, 04/30/2030	3.3%
Becton, Dickinson and Company	2.7%
Roper Technologies, Inc.	2.7%
U.S. Treasury Note, 4.000%, 03/31/2030	2.5%
PTC, Inc.	2.3%

Portfolio Composition
Common stocks	60.5%
U.S. Government	14.2%
Term loans	9.2%
Corporate bonds	7.4%
Asset-backed securities	0.1%
Short-term investments and other	8.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	6.6%
U.S. Treasury Note, 4.000%, 02/28/2030	4.3%
Amazon.com, Inc.	4.2%
U.S. Treasury Note, 4.000%, 05/31/2030	3.7%
NVIDIA Corp.	3.5%
U.S. Treasury Note, 3.875%, 04/30/2030	3.3%
Becton, Dickinson and Company	2.7%
Roper Technologies, Inc.	2.7%
U.S. Treasury Note, 4.000%, 03/31/2030	2.5%
PTC, Inc.	2.3%

C000063026 [Member]
Shareholder Report [Line Items]
Fund Name	Capital Appreciation Value Trust
Class Name	Series NAV
Trading Symbol	JAFRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Capital Appreciation Value Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Value Trust (Series NAV/JAFRX)	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Net Assets	$ 483,775,251
Holdings Count | Holding	251
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$483,775,251
Total number of portfolio holdings	251
Portfolio turnover rate	61%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	6.6%
U.S. Treasury Note, 4.000%, 02/28/2030	4.3%
Amazon.com, Inc.	4.2%
U.S. Treasury Note, 4.000%, 05/31/2030	3.7%
NVIDIA Corp.	3.5%
U.S. Treasury Note, 3.875%, 04/30/2030	3.3%
Becton, Dickinson and Company	2.7%
Roper Technologies, Inc.	2.7%
U.S. Treasury Note, 4.000%, 03/31/2030	2.5%
PTC, Inc.	2.3%

Portfolio Composition
Common stocks	60.5%
U.S. Government	14.2%
Term loans	9.2%
Corporate bonds	7.4%
Asset-backed securities	0.1%
Short-term investments and other	8.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	6.6%
U.S. Treasury Note, 4.000%, 02/28/2030	4.3%
Amazon.com, Inc.	4.2%
U.S. Treasury Note, 4.000%, 05/31/2030	3.7%
NVIDIA Corp.	3.5%
U.S. Treasury Note, 3.875%, 04/30/2030	3.3%
Becton, Dickinson and Company	2.7%
Roper Technologies, Inc.	2.7%
U.S. Treasury Note, 4.000%, 03/31/2030	2.5%
PTC, Inc.	2.3%

C000073238 [Member]
Shareholder Report [Line Items]
Fund Name	Short Term Government Income Trust
Class Name	Series I
Trading Symbol	JAJPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Short Term Government Income Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Term Government Income Trust (Series I/JAJPX)	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 243,431,594
Holdings Count | Holding	95
Investment Company Portfolio Turnover	202.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$243,431,594
Total number of portfolio holdings	95
Portfolio turnover rate	202%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	50.9%
U.S. Government Agency	45.8%
Municipal bonds	2.0%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000073239 [Member]
Shareholder Report [Line Items]
Fund Name	Short Term Government Income Trust
Class Name	Series II
Trading Symbol	JAFWX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Short Term Government Income Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Term Government Income Trust (Series II/JAFWX)	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 243,431,594
Holdings Count | Holding	95
Investment Company Portfolio Turnover	202.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$243,431,594
Total number of portfolio holdings	95
Portfolio turnover rate	202%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	50.9%
U.S. Government Agency	45.8%
Municipal bonds	2.0%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000073237 [Member]
Shareholder Report [Line Items]
Fund Name	Short Term Government Income Trust
Class Name	Series NAV
Trading Symbol	JAFYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Short Term Government Income Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Term Government Income Trust (Series NAV/JAFYX)	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 243,431,594
Holdings Count | Holding	95
Investment Company Portfolio Turnover	202.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$243,431,594
Total number of portfolio holdings	95
Portfolio turnover rate	202%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	50.9%
U.S. Government Agency	45.8%
Municipal bonds	2.0%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000078286 [Member]
Shareholder Report [Line Items]
Fund Name	Select Bond Trust
Class Name	Series I
Trading Symbol	JAFZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Select Bond Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Bond Trust (Series I/JAFZX)	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 5,551,671,842
Holdings Count | Holding	765
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,551,671,842
Total number of portfolio holdings	765
Portfolio turnover rate	54%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	38.6%
Corporate bonds	29.1%
U.S. Government	17.7%
Asset-backed securities	7.4%
Collateralized mortgage obligations – Commercial and residential	3.8%
Collateralized mortgage obligations – U.S. Government Agency	1.1%
Municipal bonds	0.4%
Short-term investments and other	1.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000078287 [Member]
Shareholder Report [Line Items]
Fund Name	Select Bond Trust
Class Name	Series II
Trading Symbol	JHBDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Select Bond Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Bond Trust (Series II/JHBDX)	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Net Assets	$ 5,551,671,842
Holdings Count | Holding	765
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,551,671,842
Total number of portfolio holdings	765
Portfolio turnover rate	54%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	38.6%
Corporate bonds	29.1%
U.S. Government	17.7%
Asset-backed securities	7.4%
Collateralized mortgage obligations – Commercial and residential	3.8%
Collateralized mortgage obligations – U.S. Government Agency	1.1%
Municipal bonds	0.4%
Short-term investments and other	1.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000078285 [Member]
Shareholder Report [Line Items]
Fund Name	Select Bond Trust
Class Name	Series NAV
Trading Symbol	JAGBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Select Bond Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Bond Trust (Series NAV/JAGBX)	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 5,551,671,842
Holdings Count | Holding	765
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,551,671,842
Total number of portfolio holdings	765
Portfolio turnover rate	54%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	38.6%
Corporate bonds	29.1%
U.S. Government	17.7%
Asset-backed securities	7.4%
Collateralized mortgage obligations – Commercial and residential	3.8%
Collateralized mortgage obligations – U.S. Government Agency	1.1%
Municipal bonds	0.4%
Short-term investments and other	1.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000090649 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Short Term Bond Trust
Class Name	Series I
Trading Symbol	JAGJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Ultra Short Term Bond Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Term Bond Trust (Series I/JAGJX)	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 229,660,118
Holdings Count | Holding	198
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$229,660,118
Total number of portfolio holdings	198
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	52.9%
Asset-backed securities	23.8%
U.S. Government Agency	0.4%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	22.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000090650 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Short Term Bond Trust
Class Name	Series II
Trading Symbol	JAGEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Ultra Short Term Bond Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Term Bond Trust (Series II/JAGEX)	$41	0.81%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
Net Assets	$ 229,660,118
Holdings Count | Holding	198
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$229,660,118
Total number of portfolio holdings	198
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	52.9%
Asset-backed securities	23.8%
U.S. Government Agency	0.4%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	22.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000090651 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Short Term Bond Trust
Class Name	Series NAV
Trading Symbol	JAGFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Ultra Short Term Bond Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Term Bond Trust (Series NAV/JAGFX)	$28	0.56%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
Net Assets	$ 229,660,118
Holdings Count | Holding	198
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$229,660,118
Total number of portfolio holdings	198
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	52.9%
Asset-backed securities	23.8%
U.S. Government Agency	0.4%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	22.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000099620 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Balanced Portfolio
Class Name	Series I
Trading Symbol	JHBPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Balanced Portfolio (Series I/JHBPX)	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 979,477,236
Holdings Count | Holding	3
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$979,477,236
Total number of portfolio holdings	3
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Equity	51.4%
Fixed income	48.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099621 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Balanced Portfolio
Class Name	Series II
Trading Symbol	JAILX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Balanced Portfolio (Series II/JAILX)	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Net Assets	$ 979,477,236
Holdings Count | Holding	3
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$979,477,236
Total number of portfolio holdings	3
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Equity	51.4%
Fixed income	48.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099622 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Balanced Portfolio
Class Name	Series NAV
Trading Symbol	JAINX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Balanced Portfolio (Series NAV/JAINX)	$4	0.07%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
Net Assets	$ 979,477,236
Holdings Count | Holding	3
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$979,477,236
Total number of portfolio holdings	3
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Equity	51.4%
Fixed income	48.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099623 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Conservative Portfolio
Class Name	Series I
Trading Symbol	JHCIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Conservative Portfolio (Series I/JHCIX)	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Net Assets	$ 153,058,106
Holdings Count | Holding	3
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$153,058,106
Total number of portfolio holdings	3
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	79.9%
Equity	20.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099624 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Conservative Portfolio
Class Name	Series II
Trading Symbol	JAIRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Conservative Portfolio (Series II/JAIRX)	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 153,058,106
Holdings Count | Holding	3
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$153,058,106
Total number of portfolio holdings	3
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	79.9%
Equity	20.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099625 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Conservative Portfolio
Class Name	Series NAV
Trading Symbol	JAIQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Conservative Portfolio (Series NAV/JAIQX)	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Net Assets	$ 153,058,106
Holdings Count | Holding	3
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$153,058,106
Total number of portfolio holdings	3
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	79.9%
Equity	20.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099626 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Growth Portfolio
Class Name	Series I
Trading Symbol	JHGPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Growth Portfolio (Series I/JHGPX)	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 5,133,700,741
Holdings Count | Holding	3
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,133,700,741
Total number of portfolio holdings	3
Portfolio turnover rate	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Equity	71.5%
Fixed income	28.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099627 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Growth Portfolio
Class Name	Series II
Trading Symbol	JAIKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Growth Portfolio (Series II/JAIKX)	$17	0.32%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%
Net Assets	$ 5,133,700,741
Holdings Count | Holding	3
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,133,700,741
Total number of portfolio holdings	3
Portfolio turnover rate	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Equity	71.5%
Fixed income	28.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099628 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Growth Portfolio
Class Name	Series NAV
Trading Symbol	JAIJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Growth Portfolio (Series NAV/JAIJX)	$4	0.07%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
Net Assets	$ 5,133,700,741
Holdings Count | Holding	3
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,133,700,741
Total number of portfolio holdings	3
Portfolio turnover rate	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Equity	71.5%
Fixed income	28.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099629 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Moderate Portfolio
Class Name	Series I
Trading Symbol	JHMPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Moderate Portfolio (Series I/JHMPX)	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Net Assets	$ 269,529,024
Holdings Count | Holding	3
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$269,529,024
Total number of portfolio holdings	3
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	59.4%
Equity	40.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099630 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Moderate Portfolio
Class Name	Series II
Trading Symbol	JAIPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Moderate Portfolio (Series II/JAIPX)	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 269,529,024
Holdings Count | Holding	3
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$269,529,024
Total number of portfolio holdings	3
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	59.4%
Equity	40.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099631 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Moderate Portfolio
Class Name	Series NAV
Trading Symbol	JAIOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Moderate Portfolio (Series NAV/JAIOX)	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Net Assets	$ 269,529,024
Holdings Count | Holding	3
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$269,529,024
Total number of portfolio holdings	3
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	59.4%
Equity	40.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000111804 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Equity Allocation Trust
Class Name	Series NAV
Trading Symbol	JAFVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Strategic Equity Allocation Trust (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Equity Allocation Trust (Series NAV/JAFVX)	$28	0.54%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
Net Assets	$ 6,991,406,203
Holdings Count | Holding	3,345
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,991,406,203
Total number of portfolio holdings	3,345
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	3.9%
Microsoft Corp.	3.8%
Apple, Inc.	3.1%
Amazon.com, Inc.	2.1%
Meta Platforms, Inc., Class A	1.6%
Broadcom, Inc.	1.3%
Alphabet, Inc., Class A	1.1%
Berkshire Hathaway, Inc., Class B	0.9%
Tesla, Inc.	0.9%
Alphabet, Inc., Class C	0.9%

Sector Composition
Information technology	21.8%
Financials	17.2%
Industrials	13.0%
Consumer discretionary	10.0%
Health care	9.9%
Communication services	7.1%
Consumer staples	5.9%
Materials	3.3%
Energy	3.1%
Utilities	2.7%
Real estate	2.5%
Short-term investments and other	3.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	3.9%
Microsoft Corp.	3.8%
Apple, Inc.	3.1%
Amazon.com, Inc.	2.1%
Meta Platforms, Inc., Class A	1.6%
Broadcom, Inc.	1.3%
Alphabet, Inc., Class A	1.1%
Berkshire Hathaway, Inc., Class B	0.9%
Tesla, Inc.	0.9%
Alphabet, Inc., Class C	0.9%